UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1. Reports to Stockholders.

April 30, 2017

Semi Annual Report

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory Expedition Emerging Markets Small Cap Fund

Victory NewBridge Global Equity Fund

Victory INCORE Fund for Income

Victory National Municipal Bond Fund

Victory Ohio Municipal Bond Fund

Victory Strategic Allocation Fund

Victory INCORE Investment Grade Convertible Fund

vcm.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Financial Statements
The Victory Equity Funds
Victory NewBridge Large Cap Growth Fund
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	37
Statement of Operations	41
Statements of Changes in Net Assets	45-47
Financial Highlights	57-61
Victory Special Value Fund
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	37
Statement of Operations	41
Statements of Changes in Net Assets	45-47
Financial Highlights	62-66
Victory Sycamore Established Value Fund
Schedule of Portfolio Investments	9
Statement of Assets and Liabilities	37
Statement of Operations	41
Statements of Changes in Net Assets	45-47
Financial Highlights	67-72
Victory Sycamore Small Company Opportunity Fund
Schedule of Portfolio Investments	12
Statement of Assets and Liabilities	38
Statement of Operations	42
Statements of Changes in Net Assets	48-50
Financial Highlights	73-77
The Victory International Equity Funds
Victory Expedition Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	15
Statement of Assets and Liabilities	38
Statement of Operations	42
Statements of Changes in Net Assets	48-50
Financial Highlights	78-80
Victory NewBridge Global Equity Fund
Schedule of Portfolio Investments	21
Statement of Assets and Liabilities	38
Statement of Operations	42
Statements of Changes in Net Assets	48-50
Financial Highlights	81-84
The Victory Taxable Fixed Income Fund
Victory INCORE Fund for Income
Schedule of Portfolio Investments	26
Statement of Assets and Liabilities	39
Statement of Operations	43
Statements of Changes in Net Assets	51-53
Financial Highlights	85-90

Victory Portfolios

Table of Contents (continued)

The Victory Tax-Exempt Fixed Income Funds
Victory National Municipal Bond Fund
Schedule of Portfolio Investments	28
Statement of Assets and Liabilities	39
Statement of Operations	43
Statements of Changes in Net Assets	51-53
Financial Highlights	91-92
Victory Ohio Municipal Bond Fund
Schedule of Portfolio Investments	31
Statement of Assets and Liabilities	39
Statement of Operations	43
Statements of Changes in Net Assets	51-53
Financial Highlights	93
The Victory Hybrid Funds
Victory Strategic Allocation Fund
Schedule of Portfolio Investments	33
Statement of Assets and Liabilities	40
Statement of Operations	44
Statements of Changes in Net Assets	54-56
Financial Highlights	94-97
Victory INCORE Investment Grade Convertible Fund
Schedule of Portfolio Investments	34
Statement of Assets and Liabilities	40
Statement of Operations	44
Statements of Changes in Net Assets	54-56
Financial Highlights	98-99
Notes to Financial Statements	100
Supplemental Information	117
Trustee and Officer Information	117
Proxy Voting and Form N-Q Information	120
Expense Examples	120
Portfolio Holdings	124
Advisory Contract Approval	126

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Consumer Discretionary (23.6%):
Amazon.com, Inc. (a)	2,575	$2,381
Nike, Inc., Class B	17,300	959
O'Reilly Automotive, Inc. (a)	3,850	955
Starbucks Corp.	21,075	1,266
The Priceline Group, Inc. (a)	825	1,524
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,725	1,330
		8,415
Consumer Staples (2.9%):
Monster Beverage Corp. (a)	22,875	1,038
Energy (2.4%):
Halliburton Co.	18,750	860
Financials (5.3%):
The Charles Schwab Corp.	26,875	1,045
The Goldman Sachs Group, Inc.	3,800	850
		1,895
Health Care (18.4%):
Alexion Pharmaceuticals, Inc. (a)	7,025	898
Celgene Corp. (a)	13,550	1,681
Dexcom, Inc. (a)	8,225	641
Edwards Lifesciences Corp. (a)	12,450	1,366
Incyte Pharmaceuticals, Inc. (a)	4,075	506
Shire PLC, ADR	4,225	748
Zoetis, Inc.	13,075	734
		6,574
Industrials (4.8%):
Acuity Brands, Inc.	3,375	594
CSX Corp.	21,950	1,116
		1,710
Internet Software & Services (12.1%):
Alphabet, Inc., Class C (a)	2,250	2,042
Facebook, Inc., Class A (a)	15,025	2,257
		4,299
IT Services (4.6%):
Visa, Inc., Class A	18,050	1,647
Materials (3.1%):
The Sherwin-Williams Co.	3,325	1,113
Semiconductors & Semiconductor Equipment (3.3%):
Applied Materials, Inc.	29,200	1,186

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (13.7%):
Activision Blizzard, Inc.	21,275	$1,112
Adobe Systems, Inc. (a)	11,150	1,490
Red Hat, Inc. (a)	13,500	1,189
Salesforce.com, Inc. (a)	12,375	1,066
		4,857
Technology Hardware, Storage & Peripherals (3.3%):
Apple, Inc.	8,250	1,185
Total Common Stocks (Cost $19,545)		34,779
Total Investments (Cost $19,545) — 97.5%		34,779
Other assets in excess of liabilities — 2.5%		900
NET ASSETS — 100.00%		$35,679

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Consumer Discretionary (6.3%):
Advance Auto Parts, Inc.	11,700	$1,664
Amazon.com, Inc. (a)	1,600	1,480
DISH Network Corp. (a)	18,800	1,211
Dollar Tree, Inc. (a)	10,900	902
		5,257
Consumer Staples (5.9%):
CVS Health Corp.	10,700	882
Philip Morris International, Inc.	12,400	1,374
Pinnacle Foods, Inc.	15,800	919
The Coca-Cola Co.	20,200	872
The Kroger Co.	28,300	839
		4,886
Energy (4.5%):
Hess Corp.	20,300	991
Occidental Petroleum Corp.	25,300	1,557
Schlumberger Ltd.	15,700	1,140
		3,688
Financials (18.1%):
Ally Financial, Inc.	49,600	982
Chubb Ltd.	11,000	1,510
Huntington Bancshares, Inc.	110,500	1,421
Morgan Stanley	40,700	1,765
The Bank of New York Mellon Corp.	44,300	2,085
The Progressive Corp.	32,400	1,287
U.S. Bancorp	51,800	2,656
Wells Fargo & Co.	60,900	3,279
		14,985
Health Care (17.5%):
Allergan PLC	7,900	1,926
Baxter International, Inc.	20,600	1,147
Bayer AG, ADR (a)	19,000	2,364
Celgene Corp. (a)	11,000	1,365
Danaher Corp.	18,500	1,542
Dentsply Sirona, Inc.	13,200	835
Eli Lilly & Co.	11,800	968
McKesson Corp.	4,500	622
Medtronic PLC	22,800	1,894
Pfizer, Inc.	54,500	1,849
		14,512
Industrials (12.0%):
Deere & Co.	3,700	413
Fastenal Co.	31,000	1,385
Flowserve Corp.	28,100	1,429
Fortive Corp.	15,800	1,000

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	14,100	$2,732
General Electric Co.	70,600	2,047
Johnson Controls International PLC	22,250	925
		9,931
Information Technology (22.1%):
Alphabet, Inc., Class C (a)	3,687	3,340
Apple, Inc.	15,520	2,229
Cisco Systems, Inc.	62,700	2,136
Cognizant Technology Solutions Corp., Class A (a)	28,100	1,693
Harris Corp.	10,400	1,164
HP, Inc.	58,500	1,101
Microsoft Corp.	47,500	3,252
PayPal Holdings, Inc. (a)	30,600	1,460
Visa, Inc., Class A	15,700	1,432
Xilinx, Inc.	7,900	499
		18,306
Materials (6.8%):
Potash Corp. of Saskatchewan, Inc.	108,800	1,837
PPG Industries, Inc.	16,500	1,812
Praxair, Inc.	16,100	2,012
		5,661
Real Estate (4.1%):
American Tower Corp.	7,800	982
CBRE Group, Inc., Class A (a)	40,900	1,465
Simon Property Group, Inc.	5,900	975
		3,422
Total Common Stocks (Cost $73,757)		80,648
Total Investments (Cost $73,757) — 97.3%		80,648
Other assets in excess of liabilities — 2.7%		2,217
NET ASSETS — 100.00%		$82,865

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (94.1%)
Consumer Discretionary (9.8%):
BorgWarner, Inc.	2,894,300	$122,371
CBS Corp., Class B	1,939,400	129,086
NVR, Inc. (a)	60,500	127,731
TEGNA, Inc.	4,966,400	126,544
The Interpublic Group of Co., Inc.	5,122,200	120,730
Tiffany & Co.	1,252,000	114,746
VF Corp.	2,234,300	122,060
		863,268
Consumer Staples (3.5%):
Archer-Daniels-Midland Co.	4,386,100	200,664
Sysco Corp.	2,095,100	110,768
		311,432
Energy (6.0%):
Cimarex Energy Co.	789,700	92,142
Devon Energy Corp.	2,448,400	96,687
Energen Corp. (a)	2,006,500	104,318
Parsley Energy, Inc., Class A (a)	1,381,400	41,152
PDC Energy, Inc. (a)	1,867,700	103,153
Superior Energy Services, Inc. (a)	7,469,700	90,234
		527,686
Financials (17.2%):
Aflac, Inc.	2,077,600	155,572
Alleghany Corp. (a)	229,200	139,972
American Financial Group, Inc.	1,081,700	105,260
Arthur J. Gallagher & Co.	2,524,500	140,892
Citizens Financial Group, Inc.	4,599,100	168,833
E*TRADE Financial Corp. (a)	2,650,000	91,558
FNF Group	1,305,100	53,444
Markel Corp. (a)	109,300	105,977
Marsh & McLennan Co., Inc.	1,389,200	102,981
SunTrust Banks, Inc.	3,200,900	181,843
The Allstate Corp.	1,755,400	142,697
W.R. Berkley Corp.	1,904,900	129,495
		1,518,524
Health Care (8.4%):
Agilent Technologies, Inc.	1,650,900	90,882
HCA Holdings, Inc. (a)	1,315,600	110,787
Hologic, Inc. (a)	2,996,800	135,306
Mednax, Inc. (a)	1,953,495	117,913
PerkinElmer, Inc.	2,155,500	128,058
Quest Diagnostics, Inc.	1,538,400	162,316
		745,262

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (15.8%):
AGCO Corp.	1,433,700	$91,742
Hubbell, Inc.	886,100	100,244
Ingersoll-Rand PLC	1,430,100	126,922
Jacobs Engineering Group, Inc.	1,709,100	93,864
Old Dominion Freight Line, Inc.	1,289,500	114,147
Owens Corning, Inc.	2,049,800	124,730
PACCAR, Inc.	1,683,200	112,320
Parker-Hannifin Corp.	532,700	85,658
Quanta Services, Inc. (a)	4,143,800	146,856
Republic Services, Inc., Class A	1,489,800	93,843
Rockwell Automation, Inc.	662,000	104,166
Textron, Inc.	2,463,700	114,956
Xylem, Inc.	1,722,900	88,574
		1,398,022
Information Technology (16.2%):
ARRIS International PLC (a)	3,282,700	85,317
Avnet, Inc.	2,370,672	91,721
Booz Allen Hamilton Holdings Corp.	1,862,100	66,905
DXC Technology Co.	1,644,543	123,900
Fidelity National Information Services, Inc.	1,658,100	139,596
Flextronics International Ltd. (a)	8,626,700	133,369
FLIR Systems, Inc.	2,169,700	79,693
Hewlett Packard Enterprises Co.	3,424,100	63,791
Keysight Technologies, Inc. (a)	2,713,700	101,574
KLA-Tencor Corp.	912,100	89,586
MAXIMUS, Inc.	1,750,100	106,739
Motorola Solutions, Inc.	1,665,600	143,192
On Semiconductor Corp. (a)	325,100	4,610
Skyworks Solutions, Inc.	1,026,700	102,403
Synopsys, Inc. (a)	1,390,900	102,509
		1,434,905
Materials (9.4%):
Agrium, Inc.	740,600	69,565
AptarGroup, Inc.	1,692,000	135,868
Avery Dennison Corp.	1,385,300	115,271
Celanese Corp.	1,290,500	112,325
Crown Holdings, Inc. (a)	3,069,700	172,179
International Flavors & Fragrances, Inc.	524,200	72,649
Reliance Steel & Aluminum Co.	1,953,200	153,951
		831,808
Real Estate (2.9%):
DDR Corp.	6,444,300	69,663
Lamar Advertising Co.	1,183,700	85,309
National Retail Properties, Inc.	2,478,200	104,630
		259,602

See notes to financial statements.

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (4.9%):
Alliant Energy Corp.	2,594,600	$102,020
Atmos Energy Corp.	1,055,000	85,476
DTE Energy Co.	1,216,700	127,255
Xcel Energy, Inc.	2,548,500	114,809
		429,560
Total Common Stocks (Cost $7,007,746)		8,320,069
Exchange-Traded Funds (1.7%)
iShares Russell Midcap Value Index ETF	1,830,500	152,151
Total Exchange-Traded Funds (Cost $125,579)		152,151
Total Investments (Cost $7,133,325) — 95.8%		8,472,220
Other assets in excess of liabilities — 4.2%		369,805
NET ASSETS — 100.00%		$8,842,025

(a)  Non-income producing security.

PLC — Public Liability Co.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Consumer Discretionary (9.6%):
Choice Hotels International, Inc.	682,700	$42,805
Churchill Downs, Inc.	257,100	42,885
Columbia Sportswear Co.	783,429	44,358
Culp, Inc.	681,425	21,874
Lithia Motors, Inc.	285,458	27,276
Modine Manufacturing Co. (a)	1,427,316	17,271
Party City Holdings, Inc. (a) (b)	2,697,300	43,156
Sothebys Holdings, Inc., Class A (a) (b)	935,428	44,302
The E.W. Scripps Co., Class A (a)	2,232,800	49,747
Unifi, Inc. (a)	783,800	22,001
Wolverine World Wide, Inc.	2,582,750	62,269
		417,944
Consumer Staples (3.9%):
Performance Food Group Co. (a)	843,500	21,003
Sanderson Farms, Inc.	467,524	54,130
Smart & Final Stores, Inc. (a) (b)	2,708,250	31,957
The Andersons, Inc.	1,678,698	62,700
		169,790
Energy (4.1%):
Delek US Holdings, Inc.	2,176,600	52,391
Helix Energy Solutions Group, Inc. (a)	5,102,220	31,226
SRC Energy, Inc. (a) (b)	6,717,200	50,648
Unit Corp. (a)	2,024,000	43,495
		177,760
Financials (22.6%):
American Financial Group, Inc.	385,200	37,484
Argo Group International Holdings	461,915	30,463
Associated Banc-Corp.	2,420,209	60,263
Brown & Brown, Inc.	1,295,600	55,581
Columbia Banking System, Inc.	1,632,900	64,516
Eagle Bancorp, Inc. (a)	1,091,100	65,357
FBL Financial Group, Inc., Class A	495,810	32,971
First American Financial Corp.	660,700	28,681
Horace Mann Educators Corp.	1,420,175	54,890
Independent Bank Corp.	820,471	51,936
Infinity Property & Casualty Corp.	501,839	49,808
Kinsale Capital Group, Inc.	687,600	24,864
Lakeland Financial Corp.	749,950	34,243
Pinnacle Financial Partners, Inc.	934,550	59,811
ProAssurance Corp.	911,200	56,404
Safety Insurance Group, Inc.	142,700	10,331
South State Corp.	724,600	63,873
Sterling BanCorp	2,679,800	62,305
UMB Financial Corp.	662,100	47,996
Validus Holdings Ltd.	970,250	53,635
Virtus Investment Partners, Inc.	356,500	37,932
		983,344

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (6.0%):
Analogic Corp.	380,300	$27,325
Bruker Corp.	1,604,471	39,133
CONMED Corp.	1,243,031	61,107
Haemonetics Corp. (a)	1,549,975	64,913
LifePoint Health, Inc. (a)	609,875	37,903
Molina Healthcare, Inc. (a)	606,300	30,188
		260,569
Industrials (22.7%):
Aerojet Rocketdyne Holdings, Inc. (a)	2,189,900	49,075
Alamo Group, Inc.	575,100	45,467
Altra Industrial Motion Corp.	1,024,765	45,243
Applied Industrial Technologies, Inc.	860,800	55,091
AZZ, Inc.	680,000	40,154
Barnes Group, Inc.	1,347,500	74,072
Carlisle Cos., Inc.	417,784	42,359
Celadon Group, Inc. (b)	1,254,500	4,955
Clean Harbors, Inc. (a)	824,900	47,935
Crane Co.	368,600	29,455
EMCOR Group, Inc.	936,000	61,533
Encore Wire Corp.	1,143,900	50,560
Esterline Technologies Corp. (a)	502,600	45,963
Forward Air Corp.	924,800	49,172
FTI Consulting, Inc. (a)	1,265,450	43,772
Granite Construction, Inc.	623,390	32,859
Mueller Industries, Inc.	920,500	29,493
Quanex Building Products Corp.	1,641,175	33,480
Standex International Corp.	224,215	21,065
Team, Inc. (a)	1,071,000	28,810
UniFirst Corp.	449,400	62,556
Watts Water Technologies, Inc., Class A	448,900	27,922
Werner Enterprises, Inc.	1,629,100	44,475
Woodward, Inc.	435,500	29,470
		994,936
Information Technology (11.0%):
Acxiom Corp. (a)	463,800	13,404
ADTRAN, Inc.	2,224,900	44,498
Anixter International, Inc. (a)	779,600	63,577
Diodes, Inc. (a)	1,811,100	42,362
Electronics For Imaging, Inc. (a)	1,146,500	52,487
Entegris, Inc. (a)	1,908,800	47,338
Littelfuse, Inc.	171,400	26,421
ManTech International Corp., Class A	876,200	31,105
MAXIMUS, Inc.	718,300	43,809
Mesa Laboratories, Inc.	109,900	15,366
MKS Instruments, Inc.	368,251	28,816
Plexus Corp. (a)	433,600	22,543
Sykes Enterprises, Inc. (a)	1,626,400	48,482
		480,208

See notes to financial statements.

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (9.2%):
A. Schulman, Inc.	885,900	$28,039
Cabot Corp.	436,833	26,293
Calgon Carbon Corp.	1,768,500	25,732
Carpenter Technology Corp.	908,900	36,901
Graphic Packaging Holding Co.	4,059,000	55,121
H.B. Fuller Co.	1,160,200	61,292
Hawkins, Inc.	531,933	27,182
Kaiser Aluminum Corp.	416,700	35,174
Neenah Paper, Inc.	198,617	15,562
Orion Engineered Carbons SA	1,873,900	38,040
PolyOne Corp.	730,000	28,623
Sensient Technologies Corp.	272,856	22,320
		400,279
Real Estate (3.7%):
Alexander & Baldwin, Inc.	843,300	38,800
LTC Properties, Inc.	835,900	39,989
Ryman Hospitality Properties, Inc.	569,100	36,297
Washington Real Estate Investment Trust	1,520,000	48,139
		163,225
Utilities (3.5%):
ALLETE, Inc.	654,400	45,749
El Paso Electric Co.	890,200	45,935
MGE Energy, Inc.	465,300	29,919
ONE Gas, Inc.	421,900	29,039
		150,642
Total Common Stocks (Cost $3,428,551)		4,198,697
Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index ETF	495,200	58,731
Total Exchange-Traded Funds (Cost $56,789)		58,731
Collateral for Securities Loaned (0.6%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.65% (c)	21,456,784	21,457
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.61% (c)	4,196,947	4,197
Total Collateral for Securities Loaned (Cost $25,654)		25,654
Total Investments (Cost $3,510,994) — 98.2%		4,283,082
Other assets in excess of liabilities — 1.8%		76,505
NET ASSETS — 100.00%		$4,359,587

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2017.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.5%)
Brazil (7.5%):
Consumer Discretionary (4.4%):
Cvc Brasil Operadora E Agencia de Viagens SA	50,400	$488
International Meal Co. Alimentacao SA (b)	215,500	412
Ser Educacional SA (c)	56,500	433
		1,333
Financials (1.6%):
FPC Par Corretora de Seguros SA	80,000	474
Real Estate (1.5%):
Br Malls Participacoes SA (b)	102,400	457
		2,264
Cayman Islands (2.8%):
Consumer Discretionary (2.8%):
Nagacorp Ltd.	680,000	377
Nexteer Automotive Group Ltd.	296,000	461
		838
China (8.3%):
Consumer Discretionary (4.6%):
Best Pacific International Holdings Ltd.	364,000	320
Cogobuy Group (b) (c) (d)	190,000	273
Q Technology Group Co. Ltd. (b)	612,000	520
Shenzhou International Group Holdings Ltd.	42,000	276
		1,389
Energy (0.8%):
Hilong Holdings Ltd.	1,153,000	251
Health Care (0.0%): (e)
China Animal Healthcare Ltd. (b) (f) (g)	60,000	10
Information Technology (2.9%):
Chinasoft International Ltd. (b)	712,000	428
Silergy Corp.	24,000	434
		862
		2,512
Georgia (1.6%):
Financials (1.6%):
Bgeo Group PLC	10,093	470
Hong Kong (3.9%):
Information Technology (2.0%):
Tongda Group Holdings Ltd. (d)	1,510,000	593

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (1.9%):
Citic Telecom International Holdings Ltd.	877,000	$270
HKBN Ltd.	295,000	319
		589
		1,182
India (13.4%):
Consumer Discretionary (4.2%):
Dish TV India Ltd. (b)	309,521	458
Himatsingka Seide Ltd.	83,810	441
Swan Energy Ltd.	143,659	349
		1,248
Consumer Staples (2.8%):
CCL Products India Ltd.	82,899	440
Kwality Ltd.	169,450	398
		838
Financials (1.4%):
JM Financial Ltd.	241,829	435
Health Care (2.1%):
HealthCare Global Enterprises Ltd. (b)	91,106	374
Suven Life Sciences Ltd.	91,077	256
		630
Industrials (1.3%):
KEC International Ltd. (b)	110,021	375
Materials (1.6%):
Aarti Industries Ltd. (b)	36,034	491
		4,017
Indonesia (4.8%):
Consumer Discretionary (1.3%):
Ramayana Lestari Sentosa TBK PT	3,899,400	373
Energy (0.9%):
PT United Tractors TBK	140,000	282
Financials (1.2%):
PT Bank Tabungan Negara Persero TBK	2,112,200	364
Health Care (1.0%):
Mitra Keluarga Karyasehat TBK	1,602,000	305
Industrials (0.4%):
PT Arwana Citramulia TBK	2,952,900	120
		1,444

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Korea, Republic Of (12.1%):
Consumer Discretionary (3.0%):
Innocean Worldwide, Inc.	5,950	$334
Mando Corp.	762	154
Modetour Network, Inc.	12,105	420
		908
Consumer Staples (2.3%):
Clio Cosmetics Co. Ltd.	9,964	352
GS Retail Co. Ltd.	7,528	351
		703
Health Care (3.1%):
Hugel, Inc. (b)	945	387
Interojo Co. Ltd.	10,487	361
Vieworks Co. Ltd.	2,921	169
		917
Industrials (0.7%):
Vitzrocell Co. Ltd. (f) (g)	23,715	211
Information Technology (1.9%):
Viatron Technologies, Inc.	15,455	280
Wonik IPS Co. Ltd. (b)	12,851	292
		572
Materials (1.1%):
Hansol Chemical Co. Ltd.	4,793	343
		3,654
Malaysia (4.1%):
Financials (2.3%):
AEON Credit Service M Berhad	84,800	319
Tune Protect Group Berhad	1,085,100	360
		679
Information Technology (1.3%):
My E.G. Services Berhad	814,750	400
Materials (0.5%):
Heveaboard Berhad (d)	515,200	161
		1,240
Mexico (5.1%):
Consumer Discretionary (1.5%):
Alsea S.A.B. de CV	121,900	434
Financials (1.1%):
Unifin Financiera Sab de CV (d)	123,100	326
Industrials (2.4%):
Grupo Aeroportuario del Centro Norte SAB de CV (b)	64,756	359
Grupo Aeroportuario del Sureste SAB de CV	19,669	373
		732

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.1%):
Vitro S.A.B., Series A	8,913	$34
		1,526
Philippines (4.6%):
Consumer Discretionary (1.3%):
Shakey's Pizza Asia Ventures, Inc. (b)	1,447,400	397
Financials (2.1%):
Metro Pacific Investments Co.	2,504,800	330
Metropolitan Bank & Trust Co.	186,970	316
		646
Materials (1.2%):
D&L Industries, Inc.	1,366,500	350
		1,393
Poland (3.0%):
Consumer Discretionary (1.3%):
Cyfrowy Polsat SA (b)	60,224	377
Financials (1.7%):
Kruk SA	7,070	521
		898
Singapore (1.4%):
Consumer Discretionary (1.4%):
Mm2 Asia Ltd. (b) (d)	1,180,900	411
South Africa (2.2%):
Industrials (2.2%):
Blue Label Telecoms Ltd.	224,356	285
The Bidvest Group Ltd.	32,248	385
		670
Taiwan (13.3%):
Consumer Discretionary (5.2%):
Basso Industry Corp.	115,000	328
Global Pmx Co. Ltd.	81,000	373
Hota Industrial Manufacturing Co. Ltd.	93,590	412
Taiwan Paiho Ltd.	133,000	443
		1,556
Industrials (1.1%):
Hiwin Technologies Corp.	52,000	331
Information Technology (7.0%):
Flexium Interconnect, Inc.	133,000	494
King Yuan Electronics Co. Ltd.	373,000	337
Richwave Technology Corp.	161,000	544

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares		Fair Value(a)
Sinbon Electronics Co. Ltd.	183,000		$451
Wistron NeWeb Corp.	95,475		274
			2,100
			3,987
Thailand (3.9%):
Consumer Staples (1.4%):
Malee Group PLC	135,600		412
Financials (1.4%):
Muangthai Leasing PLC	485,600		421
Materials (1.1%):
Eastern Polymer Group Public Co. Ltd.	853,200		333
			1,166
Turkey (1.0%):
Consumer Discretionary (1.0%):
Tofas Turk Otomobil Fabrikasi AS	36,091		301
Materials (0.0%): (e)
Soda Sanayii AS (b)	—	(h)	—	(i)
			301
United States (1.5%):
Consumer Discretionary (1.5%):
Samsonite International SA	117,600		454
Total Common Stocks (Cost $25,315)			28,427
Collateral for Securities Loaned (3.5%)
United States (3.5%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.65% (j)	870,851		871
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.61% (j)	170,338		170
Total Collateral for Securities Loaned (Cost $1,041)			1,041
Total Investments (Cost $26,356) — 98.0%			29,468
Other assets in excess of liabilities — 2.0%			604
NET ASSETS — 100.00%			$30,072

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued as of April 30, 2017.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2017, the fair value of these securities was $706 and amounted to 2.3% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2017, illiquid securities were 0.7% of the Fund's net assets.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.0% of the Fund's net assets as of April 30, 2017.

(h)  Rounds to less than 1.

(i)  Rounds to less than $1.

(j)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2017.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Victory NewBridge Global Equity Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.0%)
Australia (2.6%):
Financials (1.2%):
National Australia Bank Ltd.	5,528	$141
Real Estate (1.4%):
Dexus Property Group	20,850	159
		300
Brazil (0.5%):
Financials (0.5%):
Porto Seguro SA	6,800	62
Canada (2.4%):
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., Class B	2,256	104
Telecommunication Services (1.5%):
BCE, Inc.	3,856	175
		279
China (1.6%):
Industrials (0.6%):
ZTO Express Cayman, Inc., ADR (b) (c)	4,827	67
Telecommunication Services (1.0%):
China Communications Services Corp. Ltd.	214,000	122
		189
Denmark (3.1%):
Financials (1.2%):
Danske Bank A/S	3,656	133
Health Care (1.1%):
Novo Nordisk A/S, Class B	3,141	122
Industrials (0.8%):
Dfds A/S	1,625	97
		352
France (4.0%):
Consumer Discretionary (2.2%):
Valeo SA	3,594	258
Industrials (1.8%):
Vinci SA	2,356	201
		459
Germany (0.9%):
Financials (0.9%):
Allianz SE	540	103

See notes to financial statements.

Victory Portfolios Victory NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Hong Kong (2.3%):
Consumer Staples (1.1%):
WH Group Ltd. (d)	148,000	$132
Financials (1.2%):
AIA Group Ltd.	19,200	133
		265
India (0.9%):
Energy (0.9%):
Hindustan Petroleum Corp. Ltd.	12,766	106
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat Indonesia Persero TBK	107,700	104
Ireland (2.8%):
Health Care (1.1%):
Shire PLC	2,166	128
Industrials (1.7%):
Experian PLC	8,911	191
		319
Japan (9.0%):
Consumer Staples (0.7%):
Lawson, Inc.	1,300	86
Financials (1.4%):
Sumitomo Mitsui Financial Group, Inc.	4,300	160
Industrials (1.6%):
ITOCHU Corp.	12,700	180
Information Technology (1.0%):
Keyence Corp.	300	121
Materials (1.5%):
Mitsui Chemicals, Inc.	34,000	174
Real Estate (1.3%):
Daito Trust Construction Co. Ltd.	1,000	147
Telecommunication Services (1.5%):
Nippon Telegraph & Telephone Corp.	3,900	167
		1,035
Korea, Republic Of (1.3%):
Consumer Staples (0.7%):
KT&G Corp.	902	80
Utilities (0.6%):
Korea Electric Power Corp.	1,703	68
		148

See notes to financial statements.

Victory Portfolios Victory NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Luxembourg (0.6%):
Energy (0.6%):
Tenaris SA	4,693	$73
Netherlands (3.1%):
Energy (1.9%):
Koninklijke Vopak NV	1,950	88
Royal Dutch Shell PLC, Class B	4,854	129
		217
Materials (1.2%):
LyondellBasell Industries NV, Class A	1,665	141
		358
Peru (0.8%):
Financials (0.8%):
Credicorp Ltd.	573	88
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	4,519	63
Spain (1.9%):
Industrials (1.9%):
ACS, Actividades de Construccion y Servicios SA	5,773	214
Sweden (1.5%):
Materials (1.5%):
Boliden AB (c)	5,967	171
Switzerland (2.4%):
Financials (2.4%):
Chubb Ltd.	1,395	192
Swiss Re AG	1,005	87
		279
Taiwan (2.6%):
Financials (1.0%):
Fubon Financial Holding Co. Ltd.	70,000	110
Information Technology (1.6%):
Hon Hai Precision Industry Co. Ltd.	56,000	183
		293
United Arab Emirates (1.0%):
Financials (1.0%):
Dubai Islamic Bank PJSC	68,948	110
United Kingdom (4.4%):
Consumer Discretionary (2.2%):
Compass Group PLC	7,566	153
Delphi Automotive PLC	1,309	105
		258

See notes to financial statements.

Victory Portfolios Victory NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (1.4%):
Royal Dutch Shell PLC, Class A	87	$2
Subsea 7 SA	9,693	160
		162
Telecommunication Services (0.8%):
BT Group PLC	22,878	90
		510
United States (47.8%):
Consumer Discretionary (6.7%):
Amazon.com, Inc. (b)	302	279
Foot Locker, Inc.	1,704	132
O'Reilly Automotive, Inc. (b)	457	114
The Home Depot, Inc.	1,217	190
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	206	58
		773
Consumer Staples (2.8%):
Fresh Del Monte Produce, Inc.	3,259	200
The Kroger Co.	4,003	118
		318
Energy (2.7%):
EOG Resources, Inc.	1,842	170
Halliburton Co.	2,996	138
		308
Financials (6.9%):
CME Group, Inc.	1,014	118
JPMorgan Chase & Co.	2,553	222
SunTrust Banks, Inc.	4,761	270
The Goldman Sachs Group, Inc.	341	76
The PNC Financial Services Group, Inc.	908	109
		795
Health Care (7.3%):
Amgen, Inc.	464	76
Becton, Dickinson & Co.	970	181
Celgene Corp. (b)	1,511	187
Edwards Lifesciences Corp. (b)	882	97
Pfizer, Inc.	3,267	111
UnitedHealth Group, Inc.	1,041	182
		834
Industrials (5.0%):
CSX Corp.	1,767	90
Delta Air Lines, Inc.	2,686	122
General Dynamics Corp.	845	164
Jacobs Engineering Group, Inc.	1,505	82
Raytheon Co.	785	122
		580

See notes to financial statements.

Victory Portfolios Victory NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (14.0%):
Alphabet, Inc., Class C (b)	278	$252
Analog Devices, Inc.	1,169	89
Apple, Inc.	1,933	278
Applied Materials, Inc.	3,052	124
Facebook, Inc., Class A (b)	1,292	194
First Data Corp., Class A (b)	8,096	126
Microsoft Corp.	4,017	275
Red Hat, Inc. (b)	1,370	121
Visa, Inc., Class A	1,658	151
		1,610
Materials (2.4%):
Crown Holdings, Inc. (b)	2,098	118
The Sherwin-Williams Co.	484	162
		280
		5,498
Total Common Stocks (Cost $9,415)		11,378
Collateral for Securities Loaned (2.1%)
United States (2.1%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.65% (e)	200,108	200
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.61% (e)	39,141	39
Total Collateral for Securities Loaned (Cost $239)		239
Total Investments (Cost $9,654) — 101.1%		11,617
Liabilities in excess of other assets — (1.1)%		(126)
NET ASSETS — 100.00%		$11,491

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Canada were fair valued as of April 30, 2017.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2017, the fair value of these securities was $132 and amounted to 1.1% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedules of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (78.8%)
Multi-family (1.8%):
Collateralized Mortgage Obligations (1.5%):
Government National Mortgage Assoc. Series 2010-136, Class BH, 7.00%, 11/16/40	$1,260	$1,294
Series 2010-155, Class BH, 7.00%, 6/16/39	5,906	6,101
Series 2012-33, Class AB, 7.00%, 3/16/46	5,353	5,966
Series 2012-67, Class AF, 7.00%, 4/15/44	1,271	1,326
		14,687
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	137	137
7.50%, 8/15/21	68	69
6.00%, 1/15/22	77	83
7.92%, 7/15/23	385	387
8.00%, 8/15/26 – 11/15/33	1,294	1,300
7.75%, 6/15/30 – 9/15/33	727	730
8.25%, 9/15/30	216	216
7.00%, 9/20/38	116	137
		3,059
Single Family (77.0%):
Collateralized Mortgage Obligations (3.1%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	299	325
Series 1997-8, Class PN, 7.50%, 5/16/27	53	60
Series 1999-4, Class ZB, 6.00%, 2/20/29	440	491
Series 2000-9, Class Z, 8.00%, 6/20/30	80	94
Series 2001-10, Class PE, 6.50%, 3/16/31	310	346
Series 2001-15, Class ZH, 6.00%, 4/20/31	339	382
Series 2001-21, Class PE, 6.50%, 5/16/31	255	286
Series 2002-22, Class GF, 6.50%, 3/20/32	55	64
Series 2002-33, Class ZJ, 6.50%, 5/20/32	156	183
Series 2002-40, Class UK, 6.50%, 6/20/32	238	277
Series 2002-45, Class QE, 6.50%, 6/20/32	95	109
Series 2002-47, Class ZA, 6.50%, 7/20/32	256	300
Series 2002-47, Class PG, 6.50%, 7/16/32	38	44
Series 2005-72, Class H, 11.50%, 11/16/17	2	2
Series 2005-74, Class HC, 7.50%, 9/16/35	115	135
Series 2005-74, Class HB, 7.50%, 9/16/35	28	32
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,747	2,095
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,357	1,587
Series 2012-30, Class WB, 7.10%, 11/20/39 (a)	6,299	7,253
Series 2013-190, Class KT, 8.20%, 9/20/30 (a)	2,940	3,236
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	3,866	4,344
Series 2013-64, Class KY, 6.96%, 12/20/38 (a)	2,524	2,944
Series 2013-70, Class KP, 7.18%, 2/20/39 (a)	2,400	2,774
Series 2014-69, Class W, 7.25%, 11/20/34 (a)	311	361
Series 2014-74, Class PT, 7.68%, 5/16/44 (a)	577	666
Series 2015-55, Class PT, 8.01%, 6/20/39 (a)	1,894	2,133
		30,523

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Pass-throughs (73.9%):
Government National Mortgage Assoc.
8.00%, 7/20/17 – 4/15/38	$65,940	$79,874
9.00%, 12/15/17 – 10/15/29	1,151	1,368
7.75%, 11/15/20	465	490
10.50%, 12/15/20	38	40
7.00%, 5/20/22 – 10/20/38	152,946	179,937
7.00%, 7/15/35	500	598
7.95%, 9/15/22	52	57
7.50%, 12/20/22 – 4/20/43	101,729	120,364
7.13%, 3/15/23 – 7/15/25	2,126	2,329
5.50%, 7/15/23 – 9/15/35	850	956
6.50%, 8/20/23 – 3/1/43 (b)	218,997	255,014
6.50%, 5/20/47 (b) (c) (d)	2,038	2,389
6.00%, 9/20/23 – 6/15/40	58,815	67,943
10.00%, 4/15/25 – 2/15/26	2,541	2,723
9.50%, 7/15/25	2	2
8.50%, 6/15/31 – 2/15/32	3,930	4,667
5.00%, 7/15/39	5,217	5,855
		724,606
Total Government National Mortgage Association (Cost $775,862)		772,875
U.S. Treasury Obligations (20.6%)
U.S. Treasury Bills, 0.79%, 8/24/17 (e)	15,793	15,753
U.S. Treasury Bonds
8.88%, 2/15/19	59,118	67,173
8.13%, 8/15/19 (f)	102,906	118,655
Total U.S. Treasury Obligations (Cost $202,588)		201,581
Investment Companies (0.0%) (g)
BlackRock Liquidity Funds FedFund Portfolio, 0.54% (a)	100,187	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $978,550) — 99.4%		974,556
Other assets in excess of liabilities — 0.6%		5,947
NET ASSETS — 100.00%		$980,503

(a)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2017.

(b)  Security purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2017, the fair value of these securities was $2,389 (thousands) and amounted to 0.2% of net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of April 30, 2017.

(e)  Rate represents the effective yield at purchase.

(f)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(g)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory National Municipal Bond Fund	Schedules of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.2%)
Alaska (1.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	$500	$536
Arizona (0.5%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	271
California (4.5%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,121
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	292
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	277
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	643
		2,333
Colorado (0.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, AGM, Pre-refunded 5/15/19 @ 100	350	381
Eagle Bend Colorado Metropolitan District Number 2, GO, 3.50%, 12/1/40, Callable 12/1/26 @ 100, BAM	60	56
		437
Connecticut (2.2%):
State of Connecticut, Series B, GO, 5.00%, 4/15/25, Callable 4/15/22 @ 100, AGM	1,000	1,141
Florida (16.0%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20 (b)	5,000	5,583
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, 5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (a)	300	342
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,107
Series B, 5.25%, 10/1/20, AGM	1,050	1,187
		8,219
Illinois (2.0%):
Kane County Illinous School District Number 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,013
Indiana (5.1%):
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,048
Indianapolis Industry Local Public Improvement Bond Bank Waterworks Project Series A, 5.50%, 1/1/38, Pre-refunded 1/1/19 @ 100	295	317
Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGC	1,205	1,282
		2,647
See notes to financial statements.

Victory Portfolios Victory National Municipal Bond Fund	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kentucky (2.3%):
Kentucky State Property & Buildings Commission Revenue, Series B, 5.00%, 11/1/26	$1,000	$1,188
Maryland (3.0%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,530
Michigan (7.6%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	221
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,405
Saginaw Michigan Water Supply System Revenue, 5.00%, 7/1/35, Callable 7/1/26 @ 100, AGM	1,205	1,358
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	829
Wayne Michigan State University Revenue, Series A, 3.00%, 11/15/35, Callable 5/15/26 @ 100	150	133
		3,946
Minnesota (4.4%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	609
Saint Louis County Minnesota Independent School District Number 2142, School Building, Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,661
		2,270
New Jersey (2.6%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,368
New York (1.1%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	570	591
Ohio (10.3%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	1,800	1,876
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a)	1,000	1,121
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	688
Ohio Sandusky City School District, Classroom Facilities and School Improvement, Series 1, GO, 5.00%, 11/1/47, Callable 5/1/22 @ 100, School District Credit Program	500	545
Ohio Winton Woods City School District, Classroom Facilities, Series A, GO, 5.00%, 11/1/47, Callable 5/1/22 @ 100, School District Credit Porgram (c)	1,000	1,085
		5,315
Pennsylvania (2.2%):
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	1,000	1,157
Tennessee (1.0%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (a)	500	524

See notes to financial statements.

Victory Portfolios Victory National Municipal Bond Fund	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas (27.9%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (a)	$1,000	$1,126
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,171
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, PSF-GTD, Pre-refunded 8/15/18 @ 100	850	905
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,596
Garland Texas Independent School District Series A, GO, 3.00%, 2/15/20, Callable 6/5/17 @ 100, PSF-GTD (a)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 6/5/17 @ 100, PSF-GTD (a)	725	726
Grand Prairie Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,460
Humble Independent School District, School Building, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,366
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	799
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD (b)	3,055	3,379
Sheldon Texas Independent School District, Series A, 3.00%, 2/15/41, Callable 2/15/26 @ 100, PSF-GTD	400	356
		14,435
Washington (2.2%):
Snohomish County Washington Public Utility District Number 1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,128
Wisconsin (0.5%):
Wisconsin State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 4/1/39, Callable 4/1/27 @ 100	250	252
Total Municipal Bonds (Cost $47,742)		50,301
Total Investments (Cost $47,742) — 97.2%		50,301
Other assets in excess of liabilities — 2.8%		1,460
NET ASSETS — 100.00%		$51,761

(a)  Continuously callable with 30 days notice.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  Security purchased on a when-issued basis.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified-School Board Loan

See notes to financial statements.

Victory Portfolios Victory Ohio Municipal Bond Fund	Schedules of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.9%)
General Obligations (55.1%):
County, City & Special District (8.5%):
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	$560	$603
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,158
Summit County, Series R, 5.50%, 12/1/18, FGIC	1,095	1,174
		2,935
Public Improvements (8.6%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,182
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, AGM, Pre-refunded 12/1/18 @ 100	350	377
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	425
		2,984
Schools & Educational Services (36.5%):
Berea City School District, School Improvement, 4.00%, 12/1/47, Callable 12/1/26 @ 100, BAM	250	254
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,210
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student District Credit Program (a)	350	391
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,395
Elida Local School District, School Facilities & Construction 1.97%, 12/1/21, AGM (b)	1,455	1,330
2.33%, 12/1/23, AGM (b)	1,455	1,249
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	403
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,639
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	627
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,016
Reading Community City School District, Classroom Facilities, Series A, 3.50%, 11/1/49, Callable 11/1/24 @ 100, School District Credit Program	1,180	1,079
Sandusky City School District, Series 1, 5.00%, 11/1/47, Callable 5/1/22 @ 100, School District Credit Program	500	545
Winton Woods City School District, Series A, 5.00%, 11/1/42, Callable 5/1/22 @ 100, School District Credit Program (c)	500	545
		12,683
Utilities (Sewers, Telephone, Electric) (1.5%):
Greene County, Water System, 5.75%, 12/1/22, ETM, Pre-refunded 12/1/18 @ 100	500	538
		19,140
Revenue Bonds (41.8%):
Hospitals, Nursing Homes & Health Care (22.6%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,302
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100 (d)	2,500	2,765

See notes to financial statements.

Victory Portfolios Victory Ohio Municipal Bond Fund	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, ETM, Pre-refunded 11/1/19 @ 100	$1,500	$1,634
Hamilton County Hospital Facility Revenue, Series A, 4.25%, 8/15/47, Callable 8/15/27 @ 100	500	503
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,110
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	529
		7,843
Schools & Educational Services (15.3%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,375
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program (a)	500	531
Ohio Saint Higher Educational Facility Commission 4.00%, 11/1/36, Callable 11/1/26 @ 100	500	506
5.00%, 11/1/41, Callable 11/1/26 @ 100	1,000	1,086
Youngstown State University General Receipts 4.38%, 12/15/18, AGM	685	719
5.00%, 12/15/23, AGM, Pre-refunded 6/15/19 @ 100	1,000	1,082
		5,299
Utilities (Sewers, Telephone, Electric) (3.9%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,133
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	250	229
		1,362
		14,504
Total Municipal Bonds (Cost $31,188)		33,644
Total Investments (Cost $31,188) — 96.9%		33,644
Other assets in excess of liabilities — 3.1%		1,082
NET ASSETS — 100.00%		$34,726

(a)  Continuously callable with 30 days notice.

(b)  Rate represents the effective yield at purchase.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedules of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (14.8%)
VictoryShares Emerging Market Volatility Wtd Index ETF	61,738	$1,687
VictoryShares International Volatility Wtd Index ETF	49,830	1,810
VictoryShares US Small Cap Volatility Wtd Index ETF	27,236	1,151
Total Affiliated Exchange-Traded Funds (Cost $4,168)		4,648
Affiliated Mutual Funds (84.0%)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	331,809	2,087
Victory CEMP Long/Short Strategy Fund, Class I	177,321	2,098
Victory CEMP Market Neutral Income Fund, Class I	672,506	6,389
Victory Expedition Emerging Markets Small Cap Fund, Class I	175,853	1,627
Victory INCORE Total Return Bond Fund, Class R6	407,293	3,886
Victory Integrity Discovery Fund, Class Y	26,201	1,156
Victory NewBridge Global Equity Fund, Class I	695,007	9,062
Total Affiliated Mutual Funds (Cost $25,629)		26,305
Total Investments (Cost $29,797) — 98.8%		30,953
Other assets in excess of liabilities — 1.2%		370
NET ASSETS — 100.00%		$31,323

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedules of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (71.6%)
Consumer Discretionary (7.1%):
The Priceline Group, Inc., Convertible Subordinated Notes 1.00%, 3/15/18	$1,722	$3,355
0.35%, 6/15/20	1,105	1,611
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (a)	945	939
		5,905
Energy (1.8%):
Nabros Industries, Inc., 0.75%, 1/15/24 (b) (c)	1,750	1,506
Financials (13.7%):
Ares Capital Corp. 4.75%, 1/15/18	1,625	1,653
4.38%, 1/15/19	2,017	2,083
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18 (c)	960	986
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	1,052	1,404
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	1,949	1,961
Old Republic International Corp., 3.75%, 3/15/18	185	249
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,234	1,660
Prospect Capital Corp. 5.88%, 1/15/19	100	103
4.95%, 7/15/22, Callable 4/15/22 @ 100 (c)	325	327
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	912	941
		11,367
Health Care (11.9%):
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 5/19/17 @ 90.82 (d)	1,141	1,934
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.63%, 9/15/23, Callable 6/5/17 @ 100 (a) (e)	788	1,119
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/19/17 @ 91.63 (d)	352	1,120
Illumina, Inc., Convertible Subordinated Notes, 0.50%, 6/15/21	1,410	1,503
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	375	461
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 5/24/17 @ 100 (a)	1,210	1,281
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,024	2,494
		9,912
Industrials (3.4%):
Macquarie Infrastructure, 2.00%, 10/1/23	1,138	1,124
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	1,495	1,668
		2,792
Information Technology (24.6%):
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,441	4,269
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	2,279

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (a) (c)	$860	$929
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	836	3,578
Nvdia Corp., 1.00%, 12/1/18	689	3,564
On Semiconductor Corp., 1.00%, 12/1/20	191	201
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (c)	2,375	3,122
Salesforce.com, Inc., 0.25%, 4/1/18	705	935
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	742	1,632
		20,509
Materials (4.6%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,885	1,885
RPM International, Inc., 2.25%, 12/15/20	100	117
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (c)	1,582	1,855
		3,857
Real Estate (4.5%):
GPT Property Trust LP, 3.75%, 3/15/19 (b)	350	447
Spirit Realty Capital, Inc., 3.75%, 5/15/21	2,277	2,001
Vereit, Inc., 3.75%, 12/15/20	1,235	1,259
		3,707
Total Convertible Corporate Bonds (Cost $52,286)		59,555
Convertible Preferred Stocks (23.9%)
Consumer Staples (0.5%):
Tyson Foods, Inc., 3.54%	5,465	379
Energy (0.6%):
Hess Corp., 1.68%, 2/1/19	7,795	465
Financials (8.7%):
AMG Capital Trust II, 4.56%	28,896	1,647
New York Community Capital Trust V, 5.95%	30,769	1,539
Wells Fargo & Co., Series L, 0.12%	3,192	4,054
		7,240
Health Care (2.6%):
Allergan PLC, Series A, 0.08%	805	697
Anthem, Inc., 5.06%	28,370	1,458
		2,155
Industrials (0.3%):
Arconic, Inc., 0.35%	5,642	240
Real Estate (1.8%):
Welltower, Inc., Series I, 5.15%	24,145	1,526
Utilities (9.4%):
CenterPoint Energy, Inc., 4.18%	16,352	1,174
Dominion Resources, Inc., 3.32%	51,130	2,588
DTE Energy Co., 2.95%	19,768	1,065

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedules of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
NextEra Energy, Inc., 3.39%	$30,065	$1,576
NextEra Energy, Inc., 5.51%	24,155	1,481
		7,884
Total Convertible Preferred Stocks (Cost $19,324)		19,889
Collateral for Securities Loaned (4.9%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.65% (f)	3,372,673	3,373
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.61% (f)	659,695	660
Total Collateral for Securities Loaned (Cost $4,033)		4,033
Total Investments (Cost $75,643) — 100.4%		83,477
Liabilities in excess of other assets — (0.4)%		(369)
NET ASSETS — 100.00%		$83,108

(a)  Continuously callable with 30 days notice.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2017, the fair value of these securities was $1,953 and amounted to 2.4% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Continuously callable with 15 days notice.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2017.

(f)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2017.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund	Victory Sycamore Established Value Fund
ASSETS:
Investments, at value (Cost $19,545, $73,757 and $7,133,325)	$34,779	$80,648	$8,472,220
Cash and cash equivalents	914	2,311	414,567
Dividends receivable	8	61	3,329
Receivable for capital shares issued	24	35	35,728
Receivable for investments sold	—	—	5,745
Receivable from Adviser	11	8	—	(a)
Prepaid expenses	34	40	365
Total Assets	35,770	83,103	8,931,954
LIABILITIES:
Payable for investments purchased	—	—	60,743
Payable for capital shares redeemed	40	120	24,354
Accrued expenses and other payables:
Investment advisory fees	22	51	3,232
Administration fees	2	4	439
Custodian fees	1	1	—
Transfer agent fees	10	36	535
Chief Compliance Officer fees	— (a)	— (a)	—	(a)
Trustees' fees	1	1	—
12b-1 fees	3	14	488
Other accrued expenses	12	11	138
Total Liabilities	91	238	89,929
NET ASSETS:
Capital	12,714	154,912	7,427,396
Accumulated net investment income (loss)	(498)	164	1,860
Accumulated net realized gains (losses) from investments	8,229	(79,102)	72,834
Net unrealized appreciation on investments	15,234	6,891	1,339,935
Net Assets	$35,679	$82,865	$8,842,025
Net Assets
Class A Shares	$8,606	$35,634	$2,475,913
Class C Shares	4,483	7,587	84,733
Class I Shares	19,212	3,607	4,361,219
Class R Shares	943	34,892	972,863
Class R6 Shares	—	—	866,911
Class Y Shares	2,435	1,145	80,386
Total	$35,679	$82,865	$8,842,025
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	921	1,525	65,499
Class C Shares	645	359	2,283
Class I Shares	1,970	153	115,321
Class R Shares	113	1,554	26,045
Class R6 Shares	—	—	22,914
Class Y Shares	255	49	2,125
Total	3,904	3,640	234,187
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.34	$23.36	$37.80
Class C Shares (c)	$6.95	$21.11	$37.11
Class I Shares	$9.75	$23.64	$37.82
Class R Shares	$8.33	$22.45	$37.36
Class R6 Shares	—	—	$37.83
Class Y Shares	$9.55	$23.48	$37.82
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.91	$24.79	$40.11

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Small Company Opportunity Fund		Victory Expedition Emerging Markets Small Cap Fund		Victory NewBridge Global Equity Fund
ASSETS:
Investments, at value (Cost $3,510,994, $26,356 and $9,654)	$4,283,082	(a)	$29,468	(b)	$11,617	(c)
Foreign currency, at value (Cost $—, $130 and $14)	—		129		14
Cash and cash equivalents	139,890		1,144		47
Dividends receivable	1,512		27		21
Receivable for capital shares issued	9,616		6		—
Receivable for investments sold	18,505		546		—
Reclaims receivable	—		—		11
Receivable from Adviser	73		25		28
Prepaid expenses	250		28		37
Total Assets	4,452,928		31,373		11,775
LIABILITIES:
Securities lending collateral	25,654		1,041		239
Payable for investments purchased	55,587		136		—
Foreign tax payable	—		14		—
Payable for capital shares redeemed	8,186		6		—
Accrued expenses and other payables:
Investment advisory fees	2,686		30		7
Administration fees	217		1		1
Custodian fees	—		60		24
Transfer agent fees	603		—	(d)	—	(d)
Chief Compliance Officer fees	3		—	(d)	—	(d)
Trustees' fees	—	(d)	—	(d)	—	(d)
12b-1 fees	133		—	(d)	—	(d)
Other accrued expenses	272		13		13
Total Liabilities	93,341		1,301		284
NET ASSETS:
Capital	3,452,671		31,738		9,716
Accumulated net investment income (loss)	7,597		(231)		20
Accumulated net realized gains (losses) from investments and foreign currency transactions	127,231		(4,533)		(208)
Net unrealized appreciation on investments and foreign currency transactions	772,088		3,098		1,963
Net Assets	$4,359,587		$30,072		$11,491
Net Assets
Class A Shares	$610,608		$2		$217
Class C Shares	—		46		33
Class I Shares	3,258,665		30,024		9,538
Class R Shares	343,558		—		—
Class R6 Shares	58,683		—		1,703
Class Y Shares	88,073		—		—
Total	$4,359,587		$30,072		$11,491
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	13,757		—		17
Class C Shares	—		5		3
Class I Shares	72,765		3,246		731
Class R Shares	8,201		—		—
Class R6 Shares	1,312		—		130
Class Y Shares	1,981		—		—
Total	98,016		3,251		881
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$44.39		$9.17		$13.02
Class C Shares (f)	—		$8.98		$12.89
Class I Shares	$44.79		$9.25		$13.04
Class R Shares	$41.90		—		—
Class R6 Shares	$44.73		—		$13.07
Class Y Shares	$44.46		—		—
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$47.10		$9.73		$13.81

(a)  Includes $24,408 of securities on loan.

(b)  Includes $1,231 of securities on loan.

(c)  Includes $235 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory INCORE Fund for Income	Victory National Municipal Bond Fund		Victory Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $978,550, $47,742 and $31,188)	$974,556	$50,301		$33,644
Cash and cash equivalents	—	595		708
Interest receivable	6,639	626		505
Receivable for capital shares issued	7,737	48		1
Receivable for investments sold	2,391	1,372		441
Receivable from Adviser	3	8		—
Prepaid expenses	71	23		8
Total Assets	991,397	52,973		35,307
LIABILITIES:
Payable for investments purchased	8,046	1,085		545
Payable for capital shares redeemed	2,111	54		—
Accrued expenses and other payables:
Investment advisory fees	372	23		16
Administration fees	50	3		2
Custodian fees	4	6		3
Transfer agent fees	134	22		4
Chief Compliance Officer fees	2	—	(a)	—	(a)
Trustees' fees	4	1		—	(a)
12b-1 fees	66	5		4
Other accrued expenses	105	13		7
Total Liabilities	10,894	1,212		581
NET ASSETS:
Capital	1,232,316	49,135		32,277
Accumulated net investment income (loss)	(19,103)	34		30
Accumulated net realized gains (losses) from investments	(228,716)	33		(37)
Net unrealized appreciation (depreciation) on investments	(3,994)	2,559		2,456
Net Assets	$980,503	$51,761		$34,726
Net Assets
Class A Shares	$330,649	$48,304		$34,726
Class C Shares	60,101	—		—
Class I Shares	504,485	—		—
Class R Shares	65,150	—		—
Class R6 Shares	8,161	—		—
Class Y Shares	11,957	3,457		—
Total	$980,503	$51,761		$34,726
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	35,457	4,536		3,188
Class C Shares	6,498	—		—
Class I Shares	54,132	—		—
Class R Shares	6,981	—		—
Class R6 Shares	876	—		—
Class Y Shares	1,283	325		—
Total	105,227	4,861		3,188
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.32	$10.65		$10.89
Class C Shares (c)	$9.25	—		—
Class I Shares	$9.32	—		—
Class R Shares	$9.33	—		—
Class R6 Shares	$9.31	—		—
Class Y Shares	$9.32	$10.64		—
Maximum Sales Charge — Class A Shares	2.00%	2.00%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.51	$10.87		$11.11

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Investment Grade Convertible Fund
ASSETS:
Affiliated investments, at value (Cost $29,797 and $—)	$30,953		$—
Unaffiliated Investments, at value (Cost $— and $75,643)	—		83,477	(a)
Cash and cash equivalents	745		4,063
Interest and dividends receivable	—	(b)	352
Receivable for capital shares issued	6		55
Receivable for investments sold	—		226
Receivable from Adviser	70		—
Prepaid expenses	42		37
Total Assets	31,816		88,210
LIABILITIES:
Securities lending collateral	—		4,033
Payable for investments purchased	—		893
Payable for capital shares redeemed	406		94
Accrued expenses and other payables:
Investment advisory fees	31		50
Administration fees	2		4
Custodian fees	8		—	(b)
Transfer agent fees	4		11
Chief Compliance Officer fees	—	(b)	—	(b)
Trustees' fees	—	(b)	—	(b)
12b-1 fees	6		3
Other accrued expenses	36		14
Total Liabilities	493		5,102
NET ASSETS:
Capital	31,334		76,799
Accumulated net investment loss	(6)		(1,062)
Accumulated net realized losses from investments	(1,161)		(463)
Net unrealized appreciation on investments	1,156		7,834
Net Assets	$31,323		$83,108
Net Assets
Class A Shares	$15,265		$32,446
Class C Shares	9,660		—
Class I Shares	4,595		50,662
Class R Shares	1,803		—
Total	$31,323		$83,108
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	971		2,172
Class C Shares	621		—
Class I Shares	291		3,393
Class R Shares	115		—
Total	1,998		5,565
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$15.72		$14.94
Class C Shares (d)	$15.55		—
Class I Shares	$15.78		$14.93
Class R Shares	$15.71		—
Maximum Sales Charge — Class A Shares	5.75%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$16.68		$15.24

(a)  Includes $3,936 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund		Victory Sycamore Established Value Fund
Investment Income:
Dividend income	$114	$785		$55,404
Securities lending income	—	—	(a)	11
Foreign tax withholding	—	(3)		(194)
Total Income	114	782		55,221
Expenses:
Investment advisory fees	152	315		16,915
Administration fees	13	26		2,312
12b-1 fees — Class A Shares	12	45		2,741
12b-1 fees — Class C Shares	25	40		270
12b-1 fees — Class R Shares	2	88		2,281
Custodian fees	4	2		53
Transfer agent fees — Class A Shares	6	23		820
Transfer agent fees — Class C Shares	3	8		10
Transfer agent fees — Class I Shares	3	1		881
Transfer agent fees — Class R Shares	1	30		204
Transfer agent fees — Class R6 Shares	—	—		2
Transfer agent fees — Class Y Shares	2	1		16
Trustees' fees	3	4		199
Chief Compliance Officer fees	— (a)	—	(a)	16
Legal and audit fees	5	7		221
State registration and filing fees	34	32		146
Other expenses	6	9		192
Total Expenses	271	631		27,279
Expenses waived/reimbursed by Adviser	(23)	(49)		—
Net Expenses	248	582		27,279
Net Investment Income (Loss)	(134)	200		27,942
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	8,280	1,667		90,645
Net change in unrealized appreciation/depreciation on investments	(4,654)	6,106		704,142
Net realized/unrealized gains on investments	3,626	7,773		794,787
Change in net assets resulting from operations	$3,492	$7,973		$822,729

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

	Victory Sycamore Small Company Opportunity Fund	Victory Expedition Emerging Markets Small Cap Fund		Victory NewBridge Global Equity Fund
Investment Income:
Interest income	$8	$—		$—
Dividend income	35,599	136		165
Securities lending income	95	24		1
Foreign tax withholding	(76)	(18)		(12)
Total Income	35,626	142		154
Expenses:
Investment advisory fees	15,554	188		53
Administration fees	1,269	9		4
12b-1 fees — Class A Shares	755	—	(a)	—	(a)
12b-1 fees — Class C Shares	—	—	(a)	—
12b-1 fees — Class R Shares	865	—		—
Custodian fees	35	32		13
Transfer agent fees — Class A Shares	299	—	(a)	—	(a)
Transfer agent fees — Class C Shares	—	—	(a)	—	(a)
Transfer agent fees — Class I Shares	561	—	(a)	—	(a)
Transfer agent fees — Class R Shares	139	—		—	(a)
Transfer agent fees — Class R6 Shares	— (a)	—		—
Transfer agent fees — Class Y Shares	236	—		—
Trustees' fees	148	1		1
Chief Compliance Officer fees	14	—	(a)	—	(a)
Legal and audit fees	139	6		5
State registration and filing fees	90	24		30
Other expenses	274	15		11
Total Expenses	20,378	275		117
Expenses waived/reimbursed by Adviser	(68)	(49)		(41)
Net Expenses	20,310	226		76
Net Investment Income (Loss)	15,316	(84)		78
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions and foreign currency translations	134,099	(1,815)		303
Foreign taxes on realized gains	—	(40)		—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	439,820	2,161		940
Net change in unrealized appreciation/depreciation on foreign taxes	—	35		—
Net realized/unrealized gains on investments	573,919	341		1,243
Change in net assets resulting from operations	$589,235	$257		$1,321

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

	Victory INCORE Fund for Income	Victory National Municipal Bond Fund	Victory Ohio Municipal Bond Fund
Investment Income:
Interest income	$10,363	$959	$755
Dividend income	1	—	—
Securities lending income	3	—	—
Total Income	10,367	959	755
Expenses:
Investment advisory fees	2,338	151	97
Administration fees	318	17	11
12b-1 fees — Class A Shares	441	64	44
12b-1 fees — Class C Shares	331	—	—
12b-1 fees — Class R Shares	90	—	—
Custodian fees	16	1	1
Transfer agent fees — Class A Shares	106	16	4
Transfer agent fees — Class C Shares	25	—	—
Transfer agent fees — Class I Shares	68	—	—
Transfer agent fees — Class R Shares	21	—	—
Transfer agent fees — Class R6 Shares	1	—	—
Transfer agent fees — Class Y Shares	3	1	—
Trustees' fees	47	3	2
Chief Compliance Officer fees	5	— (a)	— (a)
Legal and audit fees	45	6	5
State registration and filing fees	86	18	10
Other expenses	83	10	5
Total Expenses	4,024	287	179
Expenses waived/reimbursed by Adviser	(8)	(19)	—
Net Expenses	4,016	268	179
Net Investment Income	6,351	691	576
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains/(losses) from securities transactions	(991)	33	(40)
Net change in unrealized appreciation/depreciation on investments	(11,968)	(1,164)	(754)
Net realized/unrealized losses on investments	(12,959)	(1,131)	(794)
Change in net assets resulting from operations	$(6,608)	$(440)	$(218)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Investment Grade Convertible Fund
Investment Income:
Affiliated dividend income	$278		$—
Unaffiliated interest income	1		380
Unaffiliated dividend income	—		535
Securities lending income	—		23
Foreign tax withholding	—	(a)	—
Total Income	279		938
Expenses:
Investment advisory fees	14		298
Administration fees	9		25
12b-1 fees — Class A Shares	19		37
12b-1 fees — Class C Shares	47		—
12b-1 fees — Class R Shares	4		—
Custodian fees	1		2
Transfer agent fees — Class A Shares	8		11
Transfer agent fees — Class C Shares	3		—
Transfer agent fees — Class I Shares	—	(a)	7
Transfer agent fees — Class R Shares	1		—
Trustees' fees	1		3
Chief Compliance Officer fees	—	(a)	—	(a)
Legal and audit fees	10		6
State registration and filing fees	29		22
Other expenses	9		11
Total Expenses	155		422
Expenses waived/reimbursed by Adviser	(91)		—
Net Expenses	64		422
Net Investment Income	215		516
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from affiliated securities transactions	27		—
Net realized gains from unaffiliated securities transactions	34		2,643
Distributions of realized gains from underlying investment companies	38		—
Net change in unrealized appreciation/depreciation on affiliated investments	1,657		—
Net change in unrealized appreciation/depreciation on unaffiliated investments	—		4,787
Net realized/unrealized gains on investments	1,756		7,430
Change in net assets resulting from operations	$1,971		$7,946

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund		Victory Sycamore Established Value Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(134)	$(436)	$200	$720	$27,942	$30,375
Net realized gains/losses from investment transactions	8,280	21,590	1,667	(4,298)	90,645	48,431
Net change in unrealized appreciation/depreciation on investments	(4,654)	(23,687)	6,106	(1,232)	704,142	252,804
Change in net assets resulting from operations	3,492	(2,533)	7,973	(4,810)	822,729	331,610
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(402)	(147)	(6,944)	(8,709)
Class C Shares (a)	—	—	(20)	—	(56)	(12)
Class I Shares	—	—	(51)	(28)	(15,578)	(14,117)
Class R Shares	—	—	(308)	(29)	(2,022)	(3,466)
Class R6 Shares	—	—	—	—	(3,165)	(1,977)
Class Y Shares	—	—	(16)	(10)	(285)	(226)
From net realized gains:
Class A Shares	(3,217)	(5,914)	—	—	(20,002)	(103,083)
Class C Shares (a)	(2,111)	(3,067)	—	—	(415)	—
Class I Shares	(8,820)	(16,440)	—	—	(30,795)	(74,781)
Class R Shares	(339)	(266)	—	—	(8,623)	(65,678)
Class R6 Shares	—	—	—	—	(5,853)	(6,126)
Class Y Shares	(1,161)	(3,366)	—	—	(601)	(999)
Change in net assets resulting from distributions to shareholders	(15,648)	(29,053)	(797)	(214)	(94,339)	(279,174)
Change in net assets resulting from capital transactions	(6,769)	(19,924)	(9,207)	(24,678)	2,468,436	2,986,172
Change in net assets	(18,925)	(51,510)	(2,031)	(29,702)	3,196,826	3,038,608
Net Assets:
Beginning of period	54,604	106,114	84,896	114,598	5,645,199	2,606,591
End of period	$35,679	$54,604	$82,865	$84,896	$8,842,025	$5,645,199
Accumulated net investment income (loss)	$(498)	$(364)	$164	$761	$1,860	$1,968

(a)  Victory Sycamore Established Value Fund, Class C Shares, commenced operations on March 1, 2016.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)
	Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund		Victory Sycamore Established Value Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$910	$2,374	$1,278	$2,723	$906,544	$1,037,789
Distributions reinvested	2,477	4,825	323	121	22,141	91,824
Cost of shares redeemed	(4,125)	(9,191)	(6,023)	(12,663)	(408,284)	(446,216)
Total Class A Shares	$(738)	$(1,992)	$(4,422)	$(9,819)	$520,401	$683,397
Class C Shares (a)
Proceeds from shares issued	$421	$1,526	$327	$533	$57,459	$25,381
Distributions reinvested	1,839	2,455	15	—	425	11
Cost of shares redeemed	(2,425)	(3,576)	(1,409)	(3,290)	(2,288)	(228)
Total Class C Shares	$(165)	$405	$(1,067)	$(2,757)	$55,596	$25,164
Class I Shares
Proceeds from shares issued	$8,818	$6,231	$367	$740	$1,862,107	$2,025,616
Distributions reinvested	5,469	7,375	46	24	41,670	81,136
Cost of shares redeemed	(19,379)	(28,265)	(1,142)	(2,790)	(473,169)	(368,880)
Total Class I Shares	$(5,092)	$(14,659)	$(729)	$(2,026)	$1,430,608	$1,737,872
Class R Shares
Proceeds from shares issued	$28	$197	$2,359	$3,592	$234,008	$221,369
Distributions reinvested	339	266	276	27	10,071	65,893
Cost of shares redeemed	(118)	(34)	(5,503)	(13,145)	(150,261)	(179,780)
Total Class R Shares	$249	$429	$(2,868)	$(9,526)	$93,818	$107,482
Class R6 Shares
Proceeds from shares issued	—	—	—	—	$427,871	$430,919
Distributions reinvested	—	—	—	—	9,018	8,103
Cost of shares redeemed	—	—	—	—	(91,999)	(45,828)
Total Class R6 Shares	—	—	—	—	$344,890	$393,194
Class Y Shares
Proceeds from shares issued	$1,111	$2,546	$301	$121	$35,797	$46,229
Distributions reinvested	26	16	— (b)	—	360	394
Cost of shares redeemed	(2,160)	(6,669)	(422)	(671)	(13,034)	(7,560)
Total Class Y Shares	$(1,023)	$(4,107)	$(121)	$(550)	$23,123	$39,063
Change in net assets resulting from capital transactions	$(6,769)	$(19,924)	$(9,207)	$(24,678)	$2,468,436	$2,986,172

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund		Victory Sycamore Established Value Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	94	169	56	126	24,596	31,752
Reinvested	295	362	15	6	608	2,962
Redeemed	(383)	(670)	(267)	(588)	(11,031)	(13,679)
Total Class A Shares	6	(139)	(196)	(456)	14,173	21,035
Class C Shares (a)
Issued	58	136	16	28	1,578	763
Reinvested	294	220	1	—	12	— (b)
Redeemed	(301)	(313)	(69)	(170)	(63)	(7)
Total Class C Shares	51	43	(52)	(142)	1,527	756
Class I Shares
Issued	797	466	16	34	50,385	63,710
Reinvested	625	541	2	1	1,142	2,607
Redeemed	(1,835)	(1,889)	(50)	(127)	(12,762)	(11,178)
Total Class I Shares	(413)	(882)	(32)	(92)	38,765	55,139
Class R Shares
Issued	3	17	108	175	6,410	6,861
Reinvested	45	21	13	1	280	2,153
Redeemed	(14)	(3)	(253)	(639)	(4,109)	(5,602)
Total Class R Shares	34	35	(132)	(463)	2,581	3,412
Class R6 Shares
Issued	—	—	—	—	11,594	13,212
Reinvested	—	—	—	—	247	258
Redeemed	—	—	—	—	(2,480)	(1,392)
Total Class R6 Shares	—	—	—	—	9,361	12,078
Class Y Shares
Issued	125	192	13	6	970	1,433
Reinvested	3	1	— (b)	—	10	12
Redeemed	(208)	(487)	(18)	(31)	(355)	(232)
Total Class Y Shares	(80)	(294)	(5)	(25)	625	1,213
Change in Shares	(402)	(1,237)	(417)	(1,178)	67,032	93,633

(a)  Victory Sycamore Established Value Fund, Class C Shares, commenced operations on March 1, 2016.

(b)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Sycamore Small Company Opportunity Fund		Victory Expedition Emerging Markets Small Cap Fund		Victory NewBridge Global Equity Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$15,316	$13,998	$(84)	$8	$78	$136
Net realized gains/losses from investment transactions and foreign currency transactions	134,099	200,118	(1,855)	(1,142)	303	(501)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	439,820	69,203	2,196	715	940	(20)
Change in net assets resulting from operations	589,235	283,319	257	(419)	1,321	(385)
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,612)	(550)	— (a)	—	(3)	(25)
Class C Shares	—	—	—	—	— (a)	(4)
Class I Shares	(14,803)	(8,756)	(55)	—	(152)	(37)
Class R Shares	(410)	— (a)	—	—	—	(3)
Class R6 Shares (b)	(147)	(12)	—	—	(22)	(26)
Class Y Shares	(589)	(171)	—	—	—	—
From net realized gains:
Class A Shares	(26,423)	(38,457)	—	—	—	(156)
Class C Shares	—	—	—	—	—	(134)
Class I Shares	(123,966)	(174,199)	—	—	—	(159)
Class R Shares	(15,951)	(24,266)	—	—	—	(23)
Class R6 Shares	(1,195)	(201)	—	—	—	(132)
Class Y Shares	(6,655)	(6,325)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(191,751)	(252,937)	(55)	—	(177)	(699)
Change in net assets resulting from capital transactions	538,962	553,916	372	18,110	(5,007)	3,473
Change in net assets	936,446	584,298	574	17,691	(3,863)	2,389
Net Assets:
Beginning of period	3,423,141	2,838,843	29,498	11,807	15,354	12,965
End of period	$4,359,587	$3,423,141	$30,072	$29,498	$11,491	$15,354
Accumulated net investment income (loss)	$7,597	$9,842	$(231)	$(92)	$20	$119

(a)  Rounds to less than $1.

(b)  Victory Sycamore Small Company Opportunity Fund and Victory NewBridge Global Equity Fund, Class R6 Shares, commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Sycamore Small Company Opportunity Fund		Victory Expedition Emerging Markets Small Cap Fund		Victory NewBridge Global Equity Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$137,931	$242,731	—	—	$4	$3
Distributions reinvested	23,261	32,674	$— (a)	—	3	181
Cost of shares redeemed	(142,370)	(187,068)	(42)	$(22)	(120)	(3,196)
Total Class A Shares	$18,822	$88,337	$(42)	$(22)	$(113)	$(3,012)
Class C Shares
Proceeds from shares issued	—	—	—	—	$— (a)	$4
Distributions reinvested	—	—	—	—	— (a)	138
Cost of shares redeemed	—	—	$— (a)	—	(5)	(2,605)
Total Class C Shares	—	—	—	—	$(5)	$(2,463)
Class I Shares
Proceeds from shares issued	$809,764	$977,885	$5,823	$19,567	$575	$18,568
Distributions reinvested	126,175	164,732	53	—	152	196
Cost of shares redeemed	(388,554)	(788,941)	(5,462)	(1,435)	(5,173)	(11,491)
Total Class I Shares	$547,385	$353,676	$414	$18,132	$(4,446)	$7,273
Class R Shares
Proceeds from shares issued	$54,206	$69,482	—	—	—	$0
Distributions reinvested	15,426	23,123	—	—	—	26
Cost of shares redeemed	(63,034)	(64,006)	—	—	—	(448)
Total Class R Shares	$6,598	$28,599	—	—	—	$(422)
Class R6 Shares
Proceeds from shares issued	$39,560	$21,292	—	—	$316	$2,777
Distributions reinvested	1,342	213	—	—	22	158
Cost of shares redeemed	(6,020)	(1,163)	—	—	(781)	(838)
Total Class R6 Shares	$34,882	$20,342	—	—	$(443)	$2,097
Class Y Shares
Proceeds from shares issued	$17,539	$98,348	—	—	—	—
Distributions reinvested	172	147	—	—	—	—
Cost of shares redeemed	(86,436)	(35,533)	—	—	—	—
Total Class Y Shares	$(68,725)	$62,962	—	—	—	—
Change in net assets resulting from capital transactions	$538,962	$553,916	$372	$18,110	$(5,007)	$3,473

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Small Company Opportunity Fund		Victory Expedition Emerging Markets Small Cap Fund			Victory NewBridge Global Equity Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)			(Unaudited)
Share Transactions:
Class A Shares
Issued	3,128	6,493	—		—	— (a)	— (a)
Reinvested	526	899	—	(a)	—	— (a)	15
Redeemed	(3,221)	(4,998)	(5)		(2)	(9)	(262)
Total Class A Shares	433	2,394	(5)		(2)	(9)	(247)
Class C Shares
Issued	—	—	—		—	— (a)	— (a)
Reinvested	—	—	—		—	— (a)	11
Redeemed	—	—	—	(a)	—	— (a)	(217)
Total Class C Shares	—	—	—	(a)	—	— (a)	(206)
Class I Shares
Issued	18,154	25,754	673		2,083	45	1,575
Reinvested	2,832	4,498	6		—	13	16
Redeemed	(8,753)	(20,503)	(612)		(159)	(422)	(973)
Total Class I Shares	12,233	9,749	67		1,924	(364)	618
Class R Shares
Issued	1,295	1,962	—		—	—	—
Reinvested	369	671	—		—	—	2
Redeemed	(1,514)	(1,806)	—		—	—	(37)
Total Class R Shares	150	827	—		—	—	(35)
Class R6 Shares (b)
Issued	893	548	—		—	26	222
Reinvested	30	6	—		—	2	13
Redeemed	(136)	(29)	—		—	(63)	(70)
Total Class R6 Shares	787	525	—		—	(35)	165
Class Y Shares
Issued	397	2,557	—		—	—	—
Reinvested	4	4	—		—	—	—
Redeemed	(1,961)	(934)	—		—	—	—
Total Class Y Shares	(1,560)	1,627	—		—	—	—
Change in Shares	12,043	15,122	62		1,922	(408)	295

(a)  Rounds to less than 1.

(b)  Victory Sycamore Small Company Opportunity Fund and Victory NewBridge Global Equity Fund, Class R6 Shares, commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Fund for Income		Victory National Municipal Bond Fund		Victory Ohio Municipal Bond Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,351	$11,862	$691	$1,499	$576	$1,136
Net realized gains/losses from investment transactions	(991)	1,566	33	1,040	(40)	643
Net change in unrealized appreciation/depreciation on investments	(11,968)	2,658	(1,164)	(607)	(754)	(429)
Change in net assets resulting from operations	(6,608)	16,086	(440)	1,932	(218)	1,350
Distributions to Shareholders:
From net investment income:
Class A Shares	(9,425)	(19,195)	(641)	(1,414)	(573)	(1,140)
Class C Shares	(1,531)	(3,057)	—	—	—	—
Class I Shares	(14,585)	(24,430)	—	—	—	—
Class R Shares	(1,924)	(4,167)	—	—	—	—
Class R6 Shares	(207)	(270)	—	—	—	—
Class Y Shares	(259)	(345)	(51)	(91)	—	—
From net realized gains:
Class A Shares	—	—	(971)	(1,148)	(643)	(456)
Class Y Shares	—	—	(70)	(57)	—	—
Change in net assets resulting from distributions to shareholders	(27,931)	(51,464)	(1,733)	(2,710)	(1,216)	(1,596)
Change in net assets resulting from capital transactions	(105,578)	251,739	(8,440)	(14,032)	(1,863)	(5,761)
Change in net assets	(140,117)	216,361	(10,613)	(14,810)	(3,297)	(6,007)
Net Assets:
Beginning of period	1,120,620	904,259	62,374	77,184	38,023	44,030
End of period	$980,503	$1,120,620	$51,761	$62,374	$34,726	$38,023
Accumulated net investment income (loss)	$(19,103)	$2,477	$34	$35	$30	$27

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Fund for Income		Victory National Municipal Bond Fund		Victory Ohio Municipal Bond Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$59,324	$231,878	$4,987	$14,402	$255	$377
Distributions reinvested	7,153	15,051	1,545	2,433	1,119	1,449
Cost of shares redeemed	(124,444)	(182,262)	(14,760)	(30,744)	(3,237)	(7,587)
Total Class A Shares	$(57,967)	$64,667	$(8,228)	$(13,909)	$(1,863)	$(5,761)
Class C Shares
Proceeds from shares issued	$2,064	$21,264	—	—	—	—
Distributions reinvested	1,167	2,360	—	—	—	—
Cost of shares redeemed	(13,841)	(16,191)	—	—	—	—
Total Class C Shares	$(10,610)	$7,433	—	—	—	—
Class I Shares
Proceeds from shares issued	$100,651	$301,958	—	—	—	—
Distributions reinvested	12,190	19,875	—	—	—	—
Cost of shares redeemed	(138,422)	(162,216)	—	—	—	—
Total Class I Shares	$(25,581)	$159,617	—	—	—	—
Class R Shares
Proceeds from shares issued	$16,849	$28,047	—	—	—	—
Distributions reinvested	1,727	3,730	—	—	—	—
Cost of shares redeemed	(36,236)	(17,608)	—	—	—	—
Total Class R Shares	$(17,660)	$14,169	—	—	—	—
Class R6 Shares
Proceeds from shares issued	$3,558	$5,190	—	—	—	—
Distributions reinvested	207	270	—	—	—	—
Cost of shares redeemed	(1,649)	(2,874)	—	—	—	—
Total Class R6 Shares	$2,116	$2,586	—	—	—	—
Class Y Shares
Proceeds from shares issued	$7,581	$5,847	$536	$1,502	—	—
Distributions reinvested	56	54	34	10	—	—
Cost of shares redeemed	(3,513)	(2,634)	(782)	(1,635)	—	—
Total Class Y Shares	$4,124	$3,267	$(212)	$(123)	—	—
Change in net assets resulting from capital transactions	$(105,578)	$251,739	$(8,440)	$(14,032)	$(1,863)	$(5,761)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory INCORE Fund for Income		Victory National Municipal Bond Fund		Victory Ohio Municipal Bond Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	6,287	23,500	468	1,291	24	33
Reinvested	762	1,535	146	220	103	127
Redeemed	(13,188)	(18,524)	(1,381)	(2,764)	(297)	(664)
Total Class A Shares	(6,139)	6,511	(767)	(1,253)	(170)	(504)
Class C Shares
Issued	221	2,173	—	—	—	—
Reinvested	125	242	—	—	—	—
Redeemed	(1,482)	(1,658)	—	—	—	—
Total Class C Shares	(1,136)	757	—	—	—	—
Class I Shares
Issued	10,679	30,774	—	—	—	—
Reinvested	1,300	2,028	—	—	—	—
Redeemed	(14,690)	(16,520)	—	—	—	—
Total Class I Shares	(2,711)	16,282	—	—	—	—
Class R Shares
Issued	1,766	2,839	—	—	—	—
Reinvested	184	380	—	—	—	—
Redeemed	(3,805)	(1,785)	—	—	—	—
Total Class R Shares	(1,855)	1,434	—	—	—	—
Class R6 Shares
Issued	376	526	—	—	—	—
Reinvested	22	28	—	—	—	—
Redeemed	(175)	(292)	—	—	—	—
Total Class R6 Shares	223	262	—	—	—	—
Class Y Shares
Issued	805	595	50	135	—	—
Reinvested	6	5	3	1	—	—
Redeemed	(371)	(268)	(73)	(147)	—	—
Total Class Y Shares	440	332	(20)	(11)	—	—
Change in Shares	(11,178)	25,578	(787)	(1,264)	(170)	(504)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$215	$151	$516	$698
Net realized gains from investment transactions	61	381	2,643	1,252
Distributions of realized gains from underlying investment companies	38	—	—	—
Net change in unrealized appreciation/ depreciation on investments	1,657	(946)	4,787	(1,016)
Change in net assets resulting from operations	1,971	(414)	7,946	934
Distributions to Shareholders:
From net investment income:
Class A Shares	(132)	(137)	(378)	(253)
Class C Shares	(57)	(35)	—	—
Class I Shares	(19)	(13)	(682)	(1,173)
Class R Shares	(13)	(16)	—	—
Change in net assets resulting from distributions to shareholders	(221)	(201)	(1,060)	(1,426)
Change in net assets resulting from capital transactions	461	13,093	8,434	17,860
Change in net assets	2,211	12,478	15,320	17,368
Net Assets:
Beginning of period	29,112	16,634	67,788	50,420
End of period	$31,323	$29,112	$83,108	$67,788
Accumulated net investment loss	$(6)	$—	$(1,062)	$(518)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,223	$1,152	$19,977	$10,217
Proceeds from Fund Merger	—	12,140	—	—
Distributions reinvested	124	129	311	148
Cost of shares redeemed	(4,601)	(7,016)	(4,687)	(6,381)
Total Class A Shares	$(2,254)	$6,405	$15,601	$3,984
Class C Shares
Proceeds from shares issued	$1,376	$364	—	—
Proceeds from Fund Merger	—	8,690	—	—
Distributions reinvested	51	30	—	—
Cost of shares redeemed	(2,048)	(1,984)	—	—
Total Class C Shares	$(621)	$7,100	—	—
Class I Shares
Proceeds from shares issued	$4,089	$1,229	$19,078	$24,542
Distributions reinvested	18	13	646	1,135
Cost of shares redeemed	(766)	(1,510)	(26,891)	(11,801)
Total Class I Shares	$3,341	$(268)	$(7,167)	$13,876
Class R Shares
Proceeds from shares issued	$79	$395	—	—
Distributions reinvested	12	15	—	—
Cost of shares redeemed	(96)	(554)	—	—
Total Class R Shares	$(5)	$(144)	—	—
Change in net assets resulting from capital transactions	$461	$13,093	$8,434	$17,860

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	145	77	1,434	758
Issued from Fund Acquisition	—	816	—	—
Reinvested	8	9	22	11
Redeemed	(302)	(481)	(330)	(466)
Total Class A Shares	(149)	421	1,126	303
Class C Shares
Issued	90	25	—	—
Issued from Fund Acquisition	—	589	—	—
Reinvested	3	2	—	—
Redeemed	(136)	(135)	—	—
Total Class C Shares	(43)	481	—	—
Class I Shares
Issued	265	83	1,331	1,823
Reinvested	1	1	46	83
Redeemed	(49)	(107)	(1,881)	(871)
Total Class I Shares	217	(23)	(504)	1,035
Class R Shares
Issued	5	27	—	—
Reinvested	1	1	—	—
Redeemed	(6)	(37)	—	—
Total Class R Shares	—	(9)	—	—
Change in Shares	25	870	622	1,338
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.79		$19.17		$19.38	$18.62	$15.33	$14.61
Investment Activities:
Net investment loss	(0.04	)(a)	(0.11	)(a)	(0.20)	(0.23)	(0.31)	(0.12)
Net realized and unrealized gains (losses) on investments	0.88		(0.22)		1.63	2.66	4.31	1.02
Total from Investment Activities	0.84		(0.33)		1.43	2.43	4.00	0.90
Distributions to Shareholders:
Net realized gains from investments	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Total Distributions to Shareholders	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Net Asset Value, End of Period	$9.34		$12.79		$19.17	$19.38	$18.62	$15.33
Total Return (excludes sales charge) (b)	10.33%		(3.00)%		7.86%	13.58%	27.29%	6.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,606		$11,700		$20,207	$27,799	$42,093	$83,648
Ratio of net expenses to average net assets (c)	1.42%		1.30%		1.26%	1.26%	1.28%	1.29%
Ratio of net investment loss to average net assets (c)	(0.87)%		(0.79)%		(0.73)%	(0.72)%	(0.62)%	(0.74)%
Portfolio turnover (b) (d)	33%		52%		55%	47%	78%	77%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.65		$17.06		$17.56	$17.15	$14.29	$13.74
Investment Activities:
Net investment loss	(0.06	)(a)	(0.18	)(a)	(0.29)	(0.30)	(0.23)	(0.19)
Net realized and unrealized gains (losses) on investments	0.65		(0.18)		1.43	2.38	3.80	0.92
Total from Investment Activities	0.59		(0.36)		1.14	2.08	3.57	0.73
Distributions to Shareholders:
Net realized gains from investments	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Total Distributions to Shareholders	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Net Asset Value, End of Period	$6.95		$10.65		$17.06	$17.56	$17.15	$14.29
Total Return (excludes contingent deferred sales charge) (b)	9.93%		(3.79)%		6.94%	12.63%	26.22%	5.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,483		$6,321		$9,389	$10,656	$11,655	$9,187
Ratio of net expenses to average net assets (c)	2.10%		2.10%		2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (c)	(1.55)%		(1.59)%		(1.58)%	(1.57)%	(1.47)%	(1.54)%
Ratio of gross expenses to average net assets (c) (d)	2.28%		2.15%		2.13%	2.10%	2.11%	2.15%
Portfolio turnover (b) (e)	33%		52%		55%	47%	78%	77%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.13		$19.47		$19.61	$18.76	$15.39	$14.62
Investment Activities:
Net investment loss	(0.02	)(a)	(0.05	)(a)	(0.26)	(0.06)	— (b)	(0.09)
Net realized and unrealized gains (losses) on investments	0.93		(0.24)		1.76	2.58	4.08	1.04
Total from Investment Activities	0.91		(0.29)		1.50	2.52	4.08	0.95
Distributions to Shareholders:
Net realized gains from investments	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Total Distributions to Shareholders	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Net Asset Value, End of Period	$9.75		$13.13		$19.47	$19.61	$18.76	$15.39
Total Return (c)	10.63%		(2.67)%		8.14%	13.98%	27.72%	6.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,212		$31,299		$63,569	$137,831	$106,035	$53,683
Ratio of net expenses to average net assets (d)	0.95%		0.88%		0.95%	0.95%	0.95%	0.97%
Ratio of net investment loss to average net assets (d)	(0.38)%		(0.36)%		(0.41)%	(0.44)%	(0.35)%	(0.42)%
Ratio of gross expenses to average net assets (d) (e)	1.01%		0.88%		1.04%	1.00%	0.98%	1.00%
Portfolio turnover (c) (f)	33%		52%		55%	47%	78%	77%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88		$18.29		$18.63	$18.02	$14.91	$14.27
Investment Activities:
Net investment loss	(0.05	)(a)	(0.14	)(a)	(0.22)	(0.21)	(0.24)	(0.16)
Net realized and unrealized gains (losses) on investments	0.79		(0.22)		1.52	2.49	4.06	0.98
Total from Investment Activities	0.74		(0.36)		1.30	2.28	3.82	0.82
Distributions to Shareholders:
Net realized gains from investments	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Total Distributions to Shareholders	(4.29)		(6.05)		(1.64)	(1.67)	(0.71)	(0.18)
Net Asset Value, End of Period	$8.33		$11.88		$18.29	$18.63	$18.02	$14.91
Total Return (b)	10.24%		(3.43)%		7.45%	13.17%	26.83%	5.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$943		$940		$808	$935	$902	$1,020
Ratio of net expenses to average net assets (c)	1.65%		1.65%		1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (c)	(1.13)%		(1.16)%		(1.11)%	(1.13)%	(1.01)%	(1.11)%
Ratio of gross expenses to average net assets (c) (d)	2.79%		2.80%		3.06%	2.72%	2.68%	2.79%
Portfolio turnover (b) (e)	33%		52%		55%	47%	78%	77%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Large Cap Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.96		$19.31		$19.47	$18.65	$15.78
Investment Activities:
Net investment loss	(0.02	)(b)	(0.07	)(b)	(0.28)	(0.17)	(0.06)
Net realized and unrealized gains (losses) on investments	0.90		(0.23)		1.76	2.66	2.93
Total from Investment Activities	0.88		(0.30)		1.48	2.49	2.87
Distributions to Shareholders:
Net realized gains from investments	(4.29)		(6.05)		(1.64)	(1.67)	—
Total Distributions to Shareholders	(4.29)		(6.05)		(1.64)	(1.67)	—
Net Asset Value, End of Period	$9.55		$12.96		$19.31	$19.47	$18.65
Total Return (c)	10.54%		(2.76)%		8.09%	13.90%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,435		$4,344		$12,141	$27,056	$50,100
Ratio of net expenses to average net assets (d)	1.02%		1.02%		1.02%	1.02%	1.02%
Ratio of net investment loss to average net assets (d)	(0.45)%		(0.50)%		(0.46)%	(0.46)%	(0.44)%
Ratio of gross expenses to average net assets (d) (e)	1.43%		1.08%		1.04%	1.03%	1.02%
Portfolio turnover (c) (f)	33%		52%		55%	47%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$21.48	$22.46	$21.71	$19.98	$15.53	$14.77
Investment Activities:
Net investment income (loss)	0.08 (a)	0.20 (a)	0.12	(0.03)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	2.05	(1.11)	0.63	1.76	4.47	0.77
Total from Investment Activities	2.13	(0.91)	0.75	1.73	4.45	(0.76)
Distributions to Shareholders:
Net investment income	(0.25)	(0.07)	—	—	—	—
Total Distributions to Shareholders	(0.25)	(0.07)	—	—	—	—
Net Asset Value, End of Period	$23.36	$21.48	$22.46	$21.71	$19.98	$15.53
Total Return (excludes sales charge) (b)	9.96%	(4.06)%	3.45%	8.66%	28.65%	5.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,634	$36,971	$48,913	$71,027	$99,918	$152,428
Ratio of net expenses to average net assets (c)	1.19%	1.20%	1.28%	1.31%	1.27%	1.30%
Ratio of net investment income (loss) to average net assets (c)	0.67%	0.93%	0.52%	0.01%	0.01%	(0.02)%
Ratio of gross expenses to average net assets (c) (d)	1.29%	1.30%	1.35%	1.31%	1.27%	1.30%
Portfolio turnover (b) (e)	26%	76%	137%	174%	110%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$19.34		$20.34	$19.82	$18.41	$14.44	$13.86
Investment Activities:
Net investment income (loss)	(0.02	)(a)	0.01 (a)	(0.10)	(0.20)	(0.20)	(0.17)
Net realized and unrealized gains (losses) on investments	1.84		(1.01)	0.62	1.61	4.17	0.75
Total from Investment Activities	1.82		(1.00)	0.52	1.41	3.97	0.58
Distributions to Shareholders:
Net investment income	(0.05)		—	—	—	—	—
Total Distributions to Shareholders	(0.05)		—	—	—	—	—
Net Asset Value, End of Period	$21.11		$19.34	$20.34	$19.82	$18.41	$14.44
Total Return (excludes contingent deferred sales charge) (b)	9.43%		(4.92)%	2.62%	7.66%	27.49%	4.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,587		$7,955	$11,253	$14,970	$17,106	$19,693
Ratio of net expenses to average net assets (c)	2.10%		2.09%	2.13%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets (c)	(0.24)%		0.04%	(0.35)%	(0.88)%	(0.95)%	(0.96)%
Ratio of gross expenses to average net assets (c) (d)	2.23%		2.19%	2.21%	2.20%	2.23%	2.23%
Portfolio turnover (b) (e)	26%		76%	137%	174%	110%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$21.76	$22.78	$21.96	$20.16	$15.62	$14.82
Investment Activities:
Net investment income	0.09 (a)	0.23 (a)	0.19	0.01	0.04	0.05
Net realized and unrealized gains (losses) on investments	2.07	(1.12)	0.63	1.79	4.50	0.75
Total from Investment Activities	2.16	(0.89)	0.82	1.80	4.54	0.80
Distributions to Shareholders:
Net investment income	(0.28)	(0.13)	—	—	—	—
Total Distributions to Shareholders	(0.28)	(0.13)	—	—	—	—
Net Asset Value, End of Period	$23.64	$21.76	$22.78	$21.96	$20.16	$15.62
Total Return (b)	9.99%	(3.93)%	3.73%	8.93%	29.07%	5.40%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,607	$4,016	$6,285	$8,714	$34,058	$45,903
Ratio of net expenses to average net assets (c)	1.12%	1.05%	1.02%	1.01%	1.00%	0.95%
Ratio of net investment income to average net assets (c)	0.75%	1.07%	0.78%	0.30%	0.27%	0.35%
Ratio of gross expenses to average net assets (c) (d)	1.22%	1.15%	1.09%	1.01%	1.00%	0.95%
Portfolio turnover (b) (e)	26%	76%	137%	174%	110%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.63	$21.57	$20.91	$19.30	$15.05	$14.36
Investment Activities:
Net investment income (loss)	0.04 (a)	0.14 (a)	0.04	(0.09)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	1.97	(1.07)	0.62	1.70	4.33	0.76
Total from Investment Activities	2.01	(0.93)	0.66	1.61	4.25	0.69
Distributions to Shareholders:
Net investment income	(0.19)	(0.01)	—	—	—	—
Total Distributions to Shareholders	(0.19)	(0.01)	—	—	—	—
Net Asset Value, End of Period	$22.45	$20.63	$21.57	$20.91	$19.30	$15.05
Total Return (b)	9.79%	(4.29)%	3.16%	8.34%	28.24%	4.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,892	$34,784	$46,357	$59,036	$73,847	$90,166
Ratio of net expenses to average net assets (c)	1.47%	1.46%	1.55%	1.61%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets (c)	0.39%	0.67%	0.23%	(0.30)%	(0.33)%	(0.35)%
Ratio of gross expenses to average net assets (c) (d)	1.57%	1.56%	1.63%	1.61%	1.59%	1.59%
Portfolio turnover (b) (e)	26%	76%	137%	174%	110%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund
	Class Y Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$21.62	$22.62	$21.80	$20.01	$17.11
Investment Activities:
Net investment income	0.10 (b)	0.26 (b)	0.18	0.05	0.01
Net realized and unrealized gains (losses) on investments	2.07	(1.12)	0.64	1.74	2.89
Total from Investment Activities	2.17	(0.86)	0.82	1.79	2.90
Distributions to Shareholders:
Net investment income	(0.31)	(0.14)	—	—	—
Total Distributions to Shareholders	(0.31)	(0.14)	—	—	—
Net Asset Value, End of Period	$23.48	$21.62	$22.62	$21.80	$20.01
Total Return (c)	10.10%	(3.80)%	3.76%	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,145	$1,170	$1,790	$2,068	$2,341
Ratio of net expenses to average net assets (d)	0.93%	0.93%	1.00%	1.03%	1.03%
Ratio of net investment income to average net assets (d)	0.91%	1.20%	0.78%	0.28%	0.05%
Ratio of gross expenses to average net assets (d) (e)	2.02%	1.75%	1.58%	1.33%	1.72%
Portfolio turnover (c) (f)	26%	76%	137%	174%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$33.82	$35.55	$37.01	$34.89	$27.17	$25.84
Investment Activities:
Net investment income	0.11 (a)	0.23 (a)	0.44	0.23	0.19	0.19
Net realized and unrealized gains on investments	4.33	1.50	3.07	4.44	8.43	2.02
Total from Investment Activities	4.44	1.73	3.51	4.67	8.62	2.21
Distributions to Shareholders:
Net investment income	(0.11)	(0.22)	(0.41)	(0.22)	(0.20)	(0.19)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)	(0.69)
Total Distributions to Shareholders	(0.46)	(3.46)	(4.97)	(2.55)	(0.90)	(0.88)
Net Asset Value, End of Period	$37.80	$33.82	$35.55	$37.01	$34.89	$27.17
Total Return (excludes sales charge) (b)	13.19%	5.80%	10.08%	13.97%	32.61%	8.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,475,913	$1,735,974	$1,076,956	$958,992	$913,195	$686,762
Ratio of net expenses to average net assets (c)	0.86%	0.95%	0.99%	1.04%	1.04%	1.06%
Ratio of net investment income to average net assets (c)	0.62%	0.69%	1.21%	0.63%	0.62%	0.72%
Portfolio turnover (b) (d)	14%	40%	58%	51%	46%	43%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class C Shares
	Six Months Ended April 30, 2017	Period Ended October 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.26	$29.08
Investment Activities:
Net investment loss (b)	(0.03)	(0.09)
Net realized and unrealized gains on investments	4.27	4.37
Total from Investment Activities	4.24	4.28
Distributions to Shareholders:
Net investment income	(0.04)	(0.10)
Net realized gains from investments	(0.35)	—
Total Distributions to Shareholders	(0.39)	(0.10)
Net Asset Value, End of Period	$37.11	$33.26
Total Return (excludes contingent deferred sales charge) (c)	12.79%	14.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$84,733	$25,146
Ratio of net expenses to average net assets (d)	1.58%	1.80%
Ratio of net investment loss to average net assets (d)	(0.15)%	(0.40)%
Portfolio turnover (c) (e)	14%	40%

(a)  Class C Shares commenced operations on March 1, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$33.83	$35.56	$37.01	$34.89	$27.17	$25.83
Investment Activities:
Net investment income	0.16 (a)	0.30 (a)	0.56	0.35	0.31	0.28
Net realized and unrealized gains on investments	4.34	1.52	3.08	4.44	8.42	2.03
Total from Investment Activities	4.50	1.82	3.64	4.79	8.73	2.31
Distributions to Shareholders:
Net investment income	(0.16)	(0.31)	(0.53)	(0.34)	(0.31)	(0.28)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)	(0.69)
Total Distributions to Shareholders	(0.51)	(3.55)	(5.09)	(2.67)	(1.01)	(0.97)
Net Asset Value, End of Period	$37.82	$33.83	$35.56	$37.01	$34.89	$27.17
Total Return (b)	13.35%	6.08%	10.51%	14.38%	33.09%	9.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,361,219	$2,590,122	$761,549	$529,882	$398,382	$182,738
Ratio of net expenses to average net assets (c)	0.59%	0.69%	0.63%	0.66%	0.67%	0.68%
Ratio of net investment income to average net assets (c)	0.89%	0.91%	1.55%	0.99%	0.95%	1.08%
Portfolio turnover (b) (d)	14%	40%	58%	51%	46%	43%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$33.43	$35.18	$36.67	$34.60	$26.96	$25.64
Investment Activities:
Net investment income	0.07 (a)	0.17 (a)	0.38	0.16	0.14	0.14
Net realized and unrealized gains on investments	4.29	1.48	3.04	4.40	8.35	2.01
Total from Investment Activities	4.36	1.65	3.42	4.56	8.49	2.15
Distributions to Shareholders:
Net investment income	(0.08)	(0.16)	(0.35)	(0.16)	(0.15)	(0.14)
Net realized gains from investments	(0.35)	(3.24)	(4.56)	(2.33)	(0.70)	(0.69)
Total Distributions to Shareholders	(0.43)	(3.40)	(4.91)	(2.49)	(0.85)	(0.83)
Net Asset Value, End of Period	$37.36	$33.43	$35.18	$36.67	$34.60	$26.96
Total Return (b)	13.09%	5.60%	9.91%	13.76%	32.35%	8.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$972,863	$784,442	$705,436	$675,421	$598,429	$412,131
Ratio of net expenses to average net assets (c)	1.08%	1.13%	1.16%	1.20%	1.22%	1.23%
Ratio of net investment income to average net assets (c)	0.41%	0.54%	1.05%	0.46%	0.44%	0.55%
Portfolio turnover (b) (d)	14%	40%	58%	51%	46%	43%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class R6 Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015		Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.85	$35.56	$37.02		$34.74
Investment Activities:
Net investment income	0.17 (b)	0.31 (b)	0.55		0.20
Net realized and unrealized gains on investments	4.33	1.55	3.08		2.33
Total from Investment Activities	4.50	1.86	3.63		2.53
Distributions to Shareholders:
Net investment income	(0.17)	(0.33)	(0.53)		(0.25)
Net realized gains from investments	(0.35)	(3.24)	(4.56)		—
Total Distributions to Shareholders	(0.52)	(3.57)	(5.09)		(0.25)
Net Asset Value, End of Period	$37.83	$33.85	$35.56		$37.02
Total Return (c)	13.35%	6.20%	10.48%		7.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$866,911	$458,750	$52,450		$24,880
Ratio of net expenses to average net assets (d)	0.53%	0.59%	0.63%		0.64%
Ratio of net investment income to average net assets (d)	0.93%	0.93%	1.47%		0.66%
Ratio of gross expenses to average net assets (d)	0.53%	0.59%	0.65	%(e)	0.91	%(e)
Portfolio turnover (c) (f)	14%	40%	58%		51%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund
	Class Y Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2014		Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.83	$35.56	$37.02		$34.90		$29.46
Investment Activities:
Net investment income	0.16 (b)	0.28 (b)	0.49		0.30		0.17
Net realized and unrealized gains on investments	4.34	1.53	3.08		4.44		5.42
Total from Investment Activities	4.50	1.81	3.57		4.74		5.59
Distributions to Shareholders:
Net investment income	(0.16)	(0.30)	(0.47)		(0.29)		(0.15)
Net realized gains from investments	(0.35)	(3.24)	(4.56)		(2.33)		—
Total Distributions to Shareholders	(0.51)	(3.54)	(5.03)		(2.62)		(0.15)
Net Asset Value, End of Period	$37.82	$33.83	$35.56		$37.02		$34.90
Total Return (c)	13.34%	6.03%	10.27%		14.19%		19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$80,386	$50,765	$10,200		$7,516		$7,855
Ratio of net expenses to average net assets (d)	0.60%	0.72%	0.83%		0.83%		0.83%
Ratio of net investment income to average net assets (d)	0.88%	0.85%	1.36%		0.83%		0.70%
Ratio of gross expenses to average net assets (d)	0.60%	0.72%	0.94	%(e)	0.87	%(e)	1.04	%(e)
Portfolio turnover (c) (f)	14%	40%	58%		51%		46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$39.74	$40.01	$42.01	$40.29	$32.19	$29.82
Investment Activities:
Net investment income	0.12 (a)	0.10 (a)	0.03	0.02	0.09	0.03
Net realized and unrealized gains on investments	6.59	3.05	1.60	4.40	9.61	2.51
Total from Investment Activities	6.71	3.15	1.63	4.42	9.70	2.54
Distributions to Shareholders:
Net investment income	(0.12)	(0.05)	—	(0.01)	(0.14)	(0.05)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)
Total Distributions to Shareholders	(2.06)	(3.42)	(3.63)	(2.70)	(1.60)	(0.17)
Net Asset Value, End of Period	$44.39	$39.74	$40.01	$42.01	$40.29	$32.19
Total Return (excludes sales charge) (b)	16.91%	8.66%	3.94%	11.29%	31.42%	8.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$610,608	$529,545	$437,280	$467,936	$513,668	$405,693
Ratio of net expenses to average net assets (c)	1.20%	1.26%	1.30%	1.31%	1.34%	1.38%
Ratio of net investment income to average net assets (c)	0.54%	0.25%	0.08%	0.06%	0.22%	0.08%
Portfolio turnover (b) (d)	14%	59%	53%	47%	56%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$40.12	$40.37	$42.31	$40.56	$32.32	$29.92
Investment Activities:
Net investment income	0.19 (a)	0.21 (a)	0.16	0.16	0.20	0.15
Net realized and unrealized gains on investments	6.65	3.08	1.62	4.43	9.67	2.52
Total from Investment Activities	6.84	3.29	1.78	4.59	9.87	2.67
Distributions to Shareholders:
Net investment income	(0.23)	(0.17)	(0.09)	(0.15)	(0.17)	(0.15)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)
Total Distributions to Shareholders	(2.17)	(3.54)	(3.72)	(2.84)	(1.63)	(0.27)
Net Asset Value, End of Period	$44.79	$40.12	$40.37	$42.31	$40.56	$32.32
Total Return (b)	17.09%	8.99%	4.30%	11.66%	31.89%	8.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,258,665	$2,428,803	$2,049,885	$1,568,121	$1,148,731	$552,745
Ratio of net expenses to average net assets (c)	0.90%	0.96%	0.96%	0.98%	0.98%	1.02%
Ratio of net investment income to average net assets (c)	0.85%	0.56%	0.40%	0.37%	0.48%	0.43%
Portfolio turnover (b) (d)	14%	59%	53%	47%	56%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$37.59	$38.06	$40.21	$38.77	$31.08	$28.84
Investment Activities:
Net investment income (loss)	0.07 (a)	0.02 (a)	(0.05)	(0.09)	— (b)	(0.03)
Net realized and unrealized gains on investments	6.23	2.88	1.53	4.22	9.27	2.43
Total from Investment Activities	6.30	2.90	1.48	4.13	9.27	2.40
Distributions to Shareholders:
Net investment income	(0.05)	—	—	—	(0.12)	(0.04)
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)
Total Distributions to Shareholders	(1.99)	(3.37)	(3.63)	(2.69)	(1.58)	(0.16)
Net Asset Value, End of Period	$41.90	$37.59	$38.06	$40.21	$38.77	$31.08
Total Return (c)	16.78%	8.42%	3.73%	10.97%	31.14%	8.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$343,558	$302,652	$274,917	$298,601	$294,246	$232,234
Ratio of net expenses to average net assets (d)	1.43%	1.48%	1.52%	1.58%	1.56%	1.61%
Ratio of net investment income (loss) to average net assets (d)	0.32%	0.05%	(0.13)%	(0.22)%	(0.01)%	(0.15)%
Portfolio turnover (c) (e)	14%	59%	53%	47%	56%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class R6 Shares
	Six Months Ended April 30, 2017	Period Ended October 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.08	$38.97
Investment Activities:
Net investment income (b)	0.17	0.13
Net realized and unrealized gains on investments	6.66	4.54
Total from Investment Activities	6.83	4.67
Distributions to Shareholders:
Net investment income	(0.24)	(0.19)
Net realized gains from investments	(1.94)	(3.37)
Total Distributions to Shareholders	(2.18)	(3.56)
Net Asset Value, End of Period	$44.73	$40.08
Total Return (c)	17.07%	12.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,683	$21,044
Ratio of net expenses to average net assets (d)	0.89%	0.98%
Ratio of net investment income to average net assets (d)	0.79%	0.39%
Ratio of gross expenses to average net assets (d) (e)	0.89%	1.12%
Portfolio turnover (c) (f)	14%	59%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund
	Class Y Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$39.84	$40.10	$42.06	$40.36	$34.42
Investment Activities:
Net investment income	0.13 (b)	0.13 (b)	0.10	0.12	0.01
Net realized and unrealized gains on investments	6.60	3.07	1.59	4.36	5.93
Total from Investment Activities	6.73	3.20	1.69	4.48	5.94
Distributions to Shareholders:
Net investment income	(0.17)	(0.09)	(0.02)	(0.09)	—
Net realized gains from investments	(1.94)	(3.37)	(3.63)	(2.69)	—
Total Distributions to Shareholders	(2.11)	(3.46)	(3.65)	(2.78)	—
Net Asset Value, End of Period	$44.46	$39.84	$40.10	$42.06	$40.36
Total Return (c)	16.93%	8.79%	4.10%	11.45%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$88,073	$141,097	$76,761	$88,387	$15,072
Ratio of net expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	0.57%	0.34%	0.23%	0.06%	0.04%
Ratio of gross expenses to average net assets (d) (e)	1.27%	1.39%	1.33%	1.18%	1.23%
Portfolio turnover (c) (f)	14%	59%	53%	47%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Expedition Emerging Markets Small Cap Fund
	Class A Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.18		$9.28		$10.35	$10.00
Investment Activities:
Net investment loss	(0.04	)(b)	(0.02	)(b)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	0.05		(0.08)		(1.05)	0.36
Total from Investment Activities	0.01		(0.10)		(1.07)	0.35
Distributions to Shareholders:
Net investment income	(0.02)		—		—	—
Total Distributions to Shareholders	(0.02)		—		—	—
Net Asset Value, End of Period	$9.17		$9.18		$9.28	$10.35
Total Return (excludes sales charge) (c)	0.09%		(1.08)%		(10.34)%	3.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2		$45		$68	$48
Ratio of net expenses to average net assets (d)	1.80%		1.80%		1.80%	1.80%
Ratio of net investment loss to average net assets (d)	(0.94)%		(0.20)%		(0.28)%	(0.13)%
Ratio of gross expenses to average net assets (d) (e)	30.95%		21.89%		27.97%	37.44%
Portfolio turnover (c) (f)	72%		111%		187%	87%

(a)  Class A Shares commenced operation on April 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Expedition Emerging Markets Small Cap Fund
	Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.01		$9.17		$10.31	$9.83
Investment Activities:
Net investment loss	(0.07	)(b)	(0.08	)(b)	(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	0.04		(0.08)		(1.03)	0.52
Total from Investment Activities	(0.03)		(0.16)		(1.14)	0.48
Net Asset Value, End of Period	$8.98		$9.01		$9.17	$10.31
Total Return (excludes contingent deferred sales charge) (c)	(0.33)%		(1.74)%		(11.06)%	4.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$46		$46		$47	$53
Ratio of net expenses to average net assets (d)	2.55%		2.55%		2.55%	2.55%
Ratio of net investment loss to average net assets (d)	(1.61)%		(0.95)%		(1.10)%	(0.68)%
Ratio of gross expenses to average net assets (d) (e)	29.43%		26.77%		32.46%	37.19%
Portfolio turnover (c) (f)	72%		111%		187%	87%

(a)  Class C Shares commenced operations on April 11, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Expedition Emerging Markets Small Cap Fund
	Class I Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.25		$9.32	$10.37	$10.00
Investment Activities:
Net investment income (loss)	(0.02	)(b)	0.01 (b)	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.04		(0.08)	(1.06)	0.36
Total from Investment Activities	0.02		(0.07)	(1.05)	0.37
Distributions to Shareholders:
Net investment income	(0.02)		—	—	—
Total Distributions to Shareholders	(0.02)		—	—	—
Net Asset Value, End of Period	$9.25		$9.25	$9.32	$10.37
Total Return (c)	0.18%		(0.75)%	(10.13)%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,024		$29,407	$11,692	$4,861
Ratio of net expenses to average net assets (d)	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	(0.55)%		0.05%	0.19%	0.09%
Ratio of gross expenses to average net assets (d) (e)	1.75%		2.23%	3.11%	4.30%
Portfolio turnover (c) (f)	72%		111%	187%	87%

(a)  Class I Shares commenced operations on April 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory NewBridge Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88	$13.07	$14.27	$14.34	$11.89	$10.72
Investment Activities:
Net investment income	0.06 (a)	0.08 (a)	0.12	0.07	0.07	0.11
Net realized and unrealized gains (losses) on investments	1.19	(0.50)	0.06	1.37	2.57	1.17
Total from Investment Activities	1.25	(0.42)	0.18	1.44	2.64	1.28
Distributions to Shareholders:
Net investment income	(0.11)	(0.11)	(0.03)	(0.09)	(0.10)	(0.11)
Net realized gains from investments	—	(0.66)	(1.35)	(1.42)	(0.09)	—
Total Distributions to Shareholders	(0.11)	(0.77)	(1.38)	(1.51)	(0.19)	(0.11)
Net Asset Value, End of Period	$13.02	$11.88	$13.07	$14.27	$14.34	$11.89
Total Return (excludes sales charge) (b)	10.63%	(3.42)%	1.16%	10.67%	22.53%	12.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$217	$304	$3,561	$3,509	$3,387	$2,815
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	0.95%	0.68%	0.92%	0.47%	0.56%	1.00%
Ratio of gross expenses to average net assets (c) (d)	6.89%	3.55%	2.01%	1.95%	2.01%	2.32%
Portfolio turnover (b) (e)	34%	109%	87%	83%	119%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$12.86	$14.14	$14.23	$11.81	$10.64
Investment Activities:
Net investment income (loss)	0.02 (a)	0.02 (a)	0.02	(0.04)	(0.02)	0.03
Net realized and unrealized gains (losses) on investments	1.17	(0.50)	0.05	1.37	2.54	1.17
Total from Investment Activities	1.19	(0.48)	0.07	1.33	2.52	1.20
Distributions to Shareholders:
Net investment income	— (b)	(0.02)	—	—	(0.01)	(0.03)
Net realized gains from investments	—	(0.66)	(1.35)	(1.42)	(0.09)	—
Total Distributions to Shareholders	— (b)	(0.68)	(1.35)	(1.42)	(0.10)	(0.03)
Net Asset Value, End of Period	$12.89	$11.70	$12.86	$14.14	$14.23	$11.81
Total Return (excludes contingent deferred sales charge) (c)	10.18%	(3.94)%	0.34%	9.88%	21.55%	11.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33	$35	$2,685	$2,582	$2,378	$2,036
Ratio of net expenses to average net assets (d)	2.15%	1.83%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (d)	0.25%	0.14%	0.16%	(0.27)%	(0.19)%	0.27%
Ratio of gross expenses to average net assets (d) (e)	43.33%	4.64%	2.48%	2.72%	2.93%	3.18%
Portfolio turnover (c) (f)	34%	109%	87%	83%	119%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.91	$13.11	$14.32	$14.38	$11.92	$10.74
Investment Activities:
Net investment income	0.07 (a)	0.13 (a)	0.15	0.11	0.10	0.15
Net realized and unrealized gains (losses) on investments	1.21	(0.51)	0.05	1.37	2.57	1.17
Total from Investment Activities	1.28	(0.38)	0.20	1.48	2.67	1.32
Distributions to Shareholders:
Net investment income	(0.15)	(0.16)	(0.06)	(0.12)	(0.12)	(0.14)
Net realized gains from investments	—	(0.66)	(1.35)	(1.42)	(0.09)	—
Total Distributions to Shareholders	(0.15)	(0.82)	(1.41)	(1.54)	(0.21)	(0.14)
Net Asset Value, End of Period	$13.04	$11.91	$13.11	$14.32	$14.38	$11.92
Total Return (b)	10.81%	(3.11)%	1.34%	10.94%	22.85%	12.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,538	$13,041	$6,260	$4,495	$4,031	$2,452
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.10%	1.07%	1.14%	0.73%	0.77%	1.26%
Ratio of gross expenses to average net assets (c) (d)	1.44%	1.46%	1.58%	1.67%	1.77%	2.20%
Portfolio turnover (b) (e)	34%	109%	87%	83%	119%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory NewBridge Global Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2017	Period Ended October 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.93	$12.56
Investment Activities:
Net investment income (b)	0.07	0.12
Net realized and unrealized gains on investments	1.21	0.04 (c)
Total from Investment Activities	1.28	0.16
Distributions to Shareholders:
Net investment income	(0.14)	(0.13)
Net realized gains from investments	—	(0.66)
Total Distributions to Shareholders	(0.14)	(0.79)
Net Asset Value, End of Period	$13.07	$11.93
Total Return (d)	10.84%	1.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,703	$1,974
Ratio of net expenses to average net assets (e)	1.15%	1.15%
Ratio of net investment income to average net assets (e)	1.22%	1.19%
Ratio of gross expenses to average net assets (e) (f)	1.95%	1.87%
Portfolio turnover (d) (g)	34%	109%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the time of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.63	$9.96	$10.27	$10.62	$11.26	$11.49
Investment Activities:
Net investment income	0.05 (a)	0.11 (a)	0.15	0.11	0.03	0.22
Net realized and unrealized gains (losses) on investments	(0.11)	0.05	0.04	0.06	(0.14)	0.11
Total from Investment Activities	(0.06)	0.16	0.19	0.17	(0.11)	0.33
Distributions to Shareholders:
Net investment income	(0.25)	(0.49)	(0.50)	(0.52)	(0.53)	(0.56)
Total Distributions to Shareholders	(0.25)	(0.49)	(0.50)	(0.52)	(0.53)	(0.56)
Net Asset Value, End of Period	$9.32	$9.63	$9.96	$10.27	$10.62	$11.26
Total Return (excludes sales charge) (b)	(0.58)%	1.62%	1.90%	1.69%	(1.03)%	2.92%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$330,649	$400,740	$349,571	$338,122	$506,249	$793,120
Ratio of net expenses to average net assets (c)	0.88%	0.91%	0.94%	0.96%	0.93%	0.94%
Ratio of net investment income to average net assets (c)	1.15%	1.10%	1.09%	1.57%	1.11%	1.60%
Portfolio turnover (b) (d)	15%	31%	44%	32%	62%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class C Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.56	$9.89	$10.20	$10.55	$11.19	$11.43
Investment Activities:
Net investment income	0.02 (a)	0.03 (a)	0.02	0.02	0.04 (a)	0.16
Net realized and unrealized gains (losses) on investments	(0.11)	0.06	0.10	0.08	(0.24)	0.08
Total from Investment Activities	(0.09)	0.09	0.12	0.10	(0.20)	0.24
Distributions to Shareholders:
Net investment income	(0.22)	(0.42)	(0.43)	(0.45)	(0.44)	(0.48)
Total Distributions to Shareholders	(0.22)	(0.42)	(0.43)	(0.45)	(0.44)	(0.48)
Net Asset Value, End of Period	$9.25	$9.56	$9.89	$10.20	$10.55	$11.19
Total Return (excludes contingent deferred sales charge) (b)	(0.97)%	0.88%	1.14%	0.96%	(1.80)%	2.11%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60,101	$72,958	$68,015	$79,353	$129,193	$201,522
Ratio of net expenses to average net assets (c)	1.67%	1.69%	1.72%	1.72%	1.69%	1.69%
Ratio of net investment income to average net assets (c)	0.36%	0.32%	0.31%	0.80%	0.35%	0.84%
Portfolio turnover (b) (d)	15%	31%	44%	32%	62%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.63	$9.96	$10.26	$10.61	$11.25	$11.48
Investment Activities:
Net investment income	0.07 (a)	0.13 (a)	0.16	0.21	0.07	0.30
Net realized and unrealized gains (losses) on investments	(0.11)	0.06	0.07	(0.01)	(0.15)	0.06
Total from Investment Activities	(0.04)	0.19	0.23	0.20	(0.08)	0.36
Distributions to Shareholders:
Net investment income	(0.27)	(0.52)	(0.53)	(0.55)	(0.56)	(0.59)
Total Distributions to Shareholders	(0.27)	(0.52)	(0.53)	(0.55)	(0.56)	(0.59)
Net Asset Value, End of Period	$9.32	$9.63	$9.96	$10.26	$10.61	$11.25
Total Return (b)	(0.43)%	1.90%	2.28%	1.98%	(0.75)%	3.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$504,485	$547,322	$403,879	$379,805	$386,827	$450,593
Ratio of net expenses to average net assets (c)	0.60%	0.63%	0.65%	0.67%	0.65%	0.65%
Ratio of net investment income to average net assets (c)	1.44%	1.37%	1.37%	1.85%	1.39%	1.85%
Portfolio turnover (b) (d)	15%	31%	44%	32%	62%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class R Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.64	$9.97	$10.28	$10.62	$11.26	$11.50
Investment Activities:
Net investment income	0.05 (a)	0.11 (a)	0.11	0.15	0.06	0.21
Net realized and unrealized gains (losses) on investments	(0.11)	0.05	0.08	0.03	(0.17)	0.10
Total from Investment Activities	(0.06)	0.16	0.19	0.18	(0.11)	0.31
Distributions to Shareholders:
Net investment income	(0.25)	(0.49)	(0.50)	(0.52)	(0.53)	(0.55)
Total Distributions to Shareholders	(0.25)	(0.49)	(0.50)	(0.52)	(0.53)	(0.55)
Net Asset Value, End of Period	$9.33	$9.64	$9.97	$10.28	$10.62	$11.26
Total Return (b)	(0.58)%	1.62%	1.88%	1.78%	(1.05)%	2.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$65,150	$85,195	$73,805	$84,368	$99,302	$135,313
Ratio of net expenses to average net assets (c)	0.89%	0.90%	0.95%	0.96%	0.94%	0.97%
Ratio of net investment income to average net assets (c)	1.15%	1.11%	1.07%	1.56%	1.10%	1.61%
Portfolio turnover (b) (d)	15%	31%	44%	32%	62%	90%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class R6 Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.62	$9.95	$10.23
Investment Activities:
Net investment income	0.06 (b)	0.13 (b)	0.10
Net realized and unrealized gains (losses) on investments	(0.10)	0.06	(0.03)
Total from Investment Activities	(0.04)	0.19	0.07
Distributions to Shareholders:
Net investment income	(0.27)	(0.52)	(0.35)
Total Distributions to Shareholders	(0.27)	(0.52)	(0.35)
Net Asset Value, End of Period	$9.31	$9.62	$9.95
Total Return (c)	(0.45)%	1.89%	0.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,161	$6,286	$3,896
Ratio of net expenses to average net assets (d)	0.63%	0.63%	0.63%
Ratio of net investment income to average net assets (d)	1.37%	1.37%	1.24%
Ratio of gross expenses to average net assets (d) (e)	0.81%	0.97%	0.99%
Portfolio turnover (c) (f)	15%	31%	44%

(a)  Class R6 Shares commenced operation on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income
	Class Y Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.64	$9.96	$10.27	$10.62	$11.15
Investment Activities:
Net investment income	0.06 (b)	0.13 (b)	0.08	0.12	0.11 (b)
Net realized and unrealized gains (losses) on investments	(0.12)	0.06	0.14	0.08	(0.20)
Total from Investment Activities	(0.06)	0.19	0.22	0.20	(0.09)
Distributions to Shareholders:
Net investment income	(0.26)	(0.51)	(0.53)	(0.55)	(0.44)
Total Distributions to Shareholders	(0.26)	(0.51)	(0.53)	(0.55)	(0.44)
Net Asset Value, End of Period	$9.32	$9.64	$9.96	$10.27	$10.62
Total Return (c)	(0.59)%	1.92%	2.12%	1.94%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,957	$8,119	$5,093	$7,491	$10,393
Ratio of net expenses to average net assets (d)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (d)	1.31%	1.30%	1.32%	1.81%	1.35%
Ratio of gross expenses to average net assets (d) (e)	0.75%	0.89%	0.90%	0.82%	0.81%
Portfolio turnover (c) (f)	15%	31%	44%	32%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.04	$11.17	$11.21	$11.09	$11.63	$11.38
Investment Activities:
Net investment income	0.13 (a)	0.25 (a)	0.23	0.24	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.19)	0.05	0.01	0.12	(0.35)	0.46
Total from Investment Activities	(0.06)	0.30	0.24	0.36	(0.14)	0.66
Distributions to Shareholders:
Net investment income	(0.13)	(0.25)	(0.23)	(0.24)	(0.21)	(0.20)
Net realized gains from investments	(0.20)	(0.18)	(0.05)	— (b)	(0.19)	(0.21)
Total Distributions to Shareholders	(0.33)	(0.43)	(0.28)	(0.24)	(0.40)	(0.41)
Net Asset Value, End of Period	$10.65	$11.04	$11.17	$11.21	$11.09	$11.63
Total Return (excludes sales charge) (c)	(0.46)%	2.74%	2.17%	3.32%	(1.22)%	5.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$48,304	$58,569	$73,209	$90,787	$84,355	$148,011
Ratio of net expenses to average net assets (d)	0.99%	0.99%	0.99%	0.99%	0.98%	0.97%
Ratio of net investment income to average net assets (d)	2.49%	2.25%	2.02%	2.14%	1.77%	1.69%
Ratio of gross expenses to average net assets (d) (e)	1.04%	1.04%	1.05%	1.07%	1.06%	1.05%
Portfolio turnover (c) (f)	26%	61%	97%	31%	36%	70%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory National Municipal Bond Fund
	Class Y Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.04	$11.17	$11.20	$11.09	$11.44
Investment Activities:
Net investment income	0.15 (b)	0.28 (b)	0.26	0.27	0.18
Net realized and unrealized gains (losses) on investments	(0.20)	0.05	0.02	0.11	(0.34)
Total from Investment Activities	(0.05)	0.33	0.28	0.38	(0.16)
Distributions to Shareholders:
Net investment income	(0.15)	(0.28)	(0.26)	(0.27)	(0.19)
Net realized gains from investments	(0.20)	(0.18)	(0.05)	— (c)	—
Total Distributions to Shareholders	(0.35)	(0.46)	(0.31)	(0.27)	(0.19)
Net Asset Value, End of Period	$10.64	$11.04	$11.17	$11.20	$11.09
Total Return (d)	(0.42)%	3.02%	2.54%	3.50%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,457	$3,805	$3,975	$1,635	$2,449
Ratio of net expenses to average net assets (e)	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets (e)	2.77%	2.52%	2.29%	2.43%	2.10%
Ratio of gross expenses to average net assets (e) (f)	1.08%	1.12%	1.06%	1.16%	1.37%
Portfolio turnover (d) (g)	26%	61%	97%	31%	36%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.32	$11.40	$11.63	$11.46	$11.96	$11.68
Investment Activities:
Net investment income	0.18 (a)	0.32 (a)	0.33	0.33	0.30	0.28
Net realized and unrealized gains (losses) on investments	(0.23)	0.05	(0.08)	0.22	(0.40)	0.39
Total from Investment Activities	(0.05)	0.37	0.25	0.55	(0.10)	0.67
Distributions to Shareholders:
Net investment income	(0.18)	(0.32)	(0.33)	(0.33)	(0.30)	(0.28)
Net realized gains from investments	(0.20)	(0.13)	(0.15)	(0.05)	(0.10)	(0.11)
Total Distributions to Shareholders	(0.38)	(0.45)	(0.48)	(0.38)	(0.40)	(0.39)
Net Asset Value, End of Period	$10.89	$11.32	$11.40	$11.63	$11.46	$11.96
Total Return (excludes sales charge) (b)	(0.47)%	3.27%	2.15%	4.90%	(0.85)%	5.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,726	$38,023	$44,030	$55,069	$63,999	$81,251
Ratio of net expenses to average net assets (c)	1.01%	1.02%	1.04%	1.04%	1.04%	1.07%
Ratio of net investment income to average net assets (c)	3.25%	2.80%	2.83%	2.82%	2.56%	2.35%
Portfolio turnover (b)	14%	39%	29%	17%	27%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class A Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$15.10		$15.69	$14.92	$12.65	$11.93
Investment Activities:
Net investment income	0.13	(a)	0.15	(a)	0.14	0.13	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.92		(0.28)		0.57	1.18	2.36	1.12
Total from Investment Activities	1.05		(0.13)		0.71	1.31	2.48	1.23
Distributions to Shareholders:
Net investment income	(0.13)		(0.17)		(0.30)	(0.32)	(0.21)	(0.16)
Net realized gains from investments	—		—		(1.00)	(0.22)	—	(0.35)
Total Distributions to Shareholders	(0.13)		(0.17)		(1.30)	(0.54)	(0.21)	(0.51)
Net Asset Value, End of Period	$15.72		$14.80		$15.10	$15.69	$14.92	$12.65
Total Return (excludes sales charge) (b)	7.14%		(0.87)%		4.66%	8.97%	19.77%	10.58%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,265		$16,587		$10,560	$10,293	$12,296	$11,650
Ratio of net expenses to average net assets (d) (e)	0.21	%(c)	0.31	%(c)	1.15%	1.15%	1.15%	1.12%
Ratio of net investment income to average net assets (e)	1.77%		0.99%		0.82%	0.92%	0.86%	1.00%
Ratio of gross expenses to average net assets (d) (e) (f)	0.79%		1.69%		1.40%	1.34%	1.44%	1.48%
Portfolio turnover (b) (g)	14%		192	%(h)	72%	66%	142%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 4 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.65		$14.97		$15.57	$14.82	$12.57	$11.86
Investment Activities:
Net investment income	0.08	(a)	0.06	(a)	0.01	0.02	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.91		(0.29)		0.59	1.17	2.33	1.11
Total from Investment Activities	0.99		(0.23)		0.60	1.19	2.37	1.13
Distributions to Shareholders:
Net investment income	(0.09)		(0.09)		(0.20)	(0.22)	(0.12)	(0.07)
Net realized gains from investments	—		—		(1.00)	(0.22)	—	(0.35)
Total Distributions to Shareholders	(0.09)		(0.09)		(1.20)	(0.44)	(0.12)	(0.42)
Net Asset Value, End of Period	$15.55		$14.65		$14.97	$15.57	$14.82	$12.57
Total Return (excludes contingent deferred sales charge) (b)	6.81%		(1.56)%		3.92%	8.16%	18.95%	9.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,660		$9,724		$2,725	$2,778	$2,780	$1,214
Ratio of net expenses to average net assets (d) (e)	0.93	%(c)	0.95	%(c)	1.85%	1.85%	1.85%	1.84%
Ratio of net investment income to average net assets (e)	1.03%		0.44%		0.12%	0.23%	0.05%	0.27%
Ratio of gross expenses to average net assets (d) (e) (f)	1.51%		2.66%		2.36%	2.14%	2.66%	3.01%
Portfolio turnover (b) (g)	14%		192	%(h)	72%	66%	142%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class I Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.86		$15.16		$15.74	$14.97	$12.69	$11.97
Investment Activities:
Net investment income	0.11	(a)	0.15	(a)	0.29	0.19	0.14	0.18
Net realized and unrealized gains (losses) on investments	0.96		(0.24)		0.47	1.16	2.38	1.08
Total from Investment Activities	1.07		(0.09)		0.76	1.35	2.52	1.26
Distributions to Shareholders:
Net investment income	(0.15)		(0.21)		(0.34)	(0.36)	(0.24)	(0.19)
Net realized gains from investments	—		—		(1.00)	(0.22)	—	(0.35)
Total Distributions to Shareholders	(0.15)		(0.21)		(1.34)	(0.58)	(0.24)	(0.54)
Net Asset Value, End of Period	$15.78		$14.86		$15.16	$15.74	$14.97	$12.69
Total Return (b)	7.23%		(0.61)%		4.96%	9.20%	20.06%	10.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,595		$1,099		$1,474	$318	$278	$311
Ratio of net expenses to average net assets (d) (e)	0.02	%(c)	0.24	%(c)	0.90%	0.90%	0.90%	0.85%
Ratio of net investment income to average net assets (e)	1.46%		1.04%		0.93%	1.16%	1.12%	1.02%
Ratio of gross expenses to average net assets (d) (e) (f)	0.80%		2.64%		4.15%	4.80%	4.46%	19.77%
Portfolio turnover (b) (g)	14%		192	%(h)	72%	66%	142%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund
	Class R Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.79		$15.09		$15.68	$14.90	$12.64	$11.92
Investment Activities:
Net investment income (loss)	0.11	(a)	0.09	(a)	0.08	(0.21)	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.92		(0.26)		0.59	1.48	2.35	1.11
Total from Investment Activities	1.03		(0.17)		0.67	1.27	2.43	1.19
Distributions to Shareholders:
Net investment income	(0.11)		(0.13)		(0.26)	(0.27)	(0.17)	(0.12)
Net realized gains from investments	—		—		(1.00)	(0.22)	—	(0.35)
Total Distributions to Shareholders	(0.11)		(0.13)		(1.26)	(0.49)	(0.17)	(0.47)
Net Asset Value, End of Period	$15.71		$14.79		$15.09	$15.68	$14.90	$12.64
Total Return (b)	7.01%		(1.14)%		4.36%	8.66%	19.34%	10.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,803		$1,702		$1,875	$1,867	$7,089	$5,980
Ratio of net expenses to average net assets (d) (e)	0.50	%(c)	0.62	%(c)	1.45%	1.45%	1.45%	1.44%
Ratio of net investment income to average net assets (e)	1.48%		0.58%		0.52%	0.71%	0.54%	0.64%
Ratio of gross expenses to average net assets (d) (e) (f)	1.69%		2.13%		2.17%	1.72%	1.72%	1.79%
Portfolio turnover (b) (g)	14%		192	%(h)	72%	66%	142%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in investment strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.72	$14.00		$14.10	$12.70	$10.85	$10.52
Investment Activities:
Net investment income	0.08 (a)	0.11	(a)	0.14	0.08	0.12 (a)	0.14 (a)
Net realized and unrealized gains (losses) on investments	1.31	(0.07	)(b)	0.03	1.67	1.85	0.45
Total from Investment Activities	1.39	0.04		0.17	1.75	1.97	0.59
Distributions to Shareholders:
Net investment income	(0.17)	(0.32)		(0.27)	(0.35)	(0.12)	(0.26)
Total Distributions to Shareholders	(0.17)	(0.32)		(0.27)	(0.35)	(0.12)	(0.26)
Net Asset Value, End of Period	$14.94	$13.72		$14.00	$14.10	$12.70	$10.85
Total Return (excludes sales charge) (c)	10.21%	0.29%		1.21%	14.03%	18.30%	5.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,446	$14,350		$10,396	$6,964	$6,299	$9,879
Ratio of net expenses to average net assets (d)	1.26%	1.48%		1.39%	1.52%	1.50%	1.44%
Ratio of net investment income to average net assets (d)	1.12%	0.80%		0.75%	0.66%	1.04%	1.35%
Portfolio turnover (c)	30%	22%		32%	28%	27%	47%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013		Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.71	$13.98		$14.09		$12.68		$10.87		$10.52
Investment Activities:
Net investment income	0.10 (a)	0.17	(a)	0.18		0.20		0.18		0.19	(a)
Net realized and unrealized gains (losses) on investments	1.31	(0.07	)(b)	0.03		1.62		1.84		0.45
Total from Investment Activities	1.41	0.10		0.21		1.82		2.02		0.64
Distributions to Shareholders:
Net investment income	(0.19)	(0.37)		(0.32)		(0.41)		(0.21)		(0.29)
Total Distributions to Shareholders	(0.19)	(0.37)		(0.32)		(0.41)		(0.21)		(0.29)
Net Asset Value, End of Period	$14.93	$13.71		$13.98		$14.09		$12.68		$10.87
Total Return (c)	10.38%	0.77%		1.54%		14.68%		18.81%		6.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$50,662	$53,438		$40,024		$30,683		$9,406		$8,373
Ratio of net expenses to average net assets (d)	0.94%	0.99%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets (d)	1.40%	1.26%		1.14%		1.17%		1.55%		1.84%
Ratio of gross expenses to average net assets (d)	0.94%	0.99%		1.01	%(e)	1.08	%(e)	1.19	%(e)	1.12	%(e)
Portfolio turnover (c)	30%	22%		32%		28%		27%		47%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory NewBridge Large Cap Growth Fund ("NewBridge Large Cap Growth Fund")	Classes A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund ("Special Value Fund")	Classes A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Sycamore Established Value Fund ("Sycamore Established Value Fund")	Classes A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund ("Sycamore Small Company Opportunity Fund")	Classes A, I, R, R6 and Y	Seeks to provide capital appreciation
Victory Expedition Emerging Markets Small Cap Fund ("Expedition Emerging Markets Fund")	Classes A, C, I and Y**	Seeks to provide long-term appreciation of capital
Victory NewBridge Global Equity Fund ("NewBridge Global Equity Fund")*	Classes A, C, I and R6	Seeks to provide long-term growth and capital appreciation
Victory INCORE Fund for Income ("INCORE Fund for Income")	Classes A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders' capital
Victory National Municipal Bond Fund ("National Municipal Bond Fund")	Classes A and Y	Seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital
Victory Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")	Class A	Seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax
Victory Strategic Allocation Fund ("Strategic Allocation Fund")	Classes A, C, I and R	Seeks to provide income and long-term growth of capital
Victory INCORE Investment Grade Convertible Fund ("INCORE Investment Grade Convertible Fund")	Classes A and I	Seeks to provide a high level of current income together with long-term capital appreciation.

*  NewBridge Global Equity Fund was liquidated on June 16, 2017. See Note 10.

**  Expedition Emerging Markets Small Cap Fund Class Y has not commenced operations as of April 30, 2017.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. On October 7, 2016, Class R Shares of NewBridge Global Equity Fund were fully redeemed and effective December 8, 2016, the class was no longer offered for investment.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of April 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities		Investments in Securities	Investments in Securities	Investments in Securities
NewBridge Large Cap Growth Fund
Common Stocks	$34,779		$—	$—	$34,779
Total	34,779		—	—	34,779
Special Value Fund
Common Stocks	80,648		—	—	80,648
Total	80,648		—	—	80,648
Sycamore Established Value Fund
Common Stocks	8,320,069		—	—	8,320,069
Exchange-Traded Funds	152,151		—	—	152,151
Total	8,472,220		—	—	8,472,220
Sycamore Small Company Opportunity Fund
Common Stocks	4,198,697		—	—	4,198,697
Exchange-Traded Funds	58,731		—	—	58,731
Collateral for Securities Loaned	25,654		—	—	25,654
Total	4,283,082		—	—	4,283,082
Expedition Emerging Markets Small Cap Fund
Common Stocks	3,790	(a)	24,416	221 (b)	28,427
Collateral for Securities Loaned	1,041		—	—	1,041
Total	4,831		24,416	221	29,468
NewBridge Global Equity Fund
Common Stocks	6,432	(c)	4,946	—	11,378
Collateral for Securities Loaned	239		—	—	239
Total	6,671		4,946	—	11,617

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	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
INCORE Fund for Income
Government National Mortgage Association	$—	$770,486	$2,389 (d)	$772,875
U.S. Treasury Obligations	—	201,581	—	201,581
Investment Companies	100	—	—	100
Total	100	972,067	2,389	974,556
National Municipal Bond Fund
Municipal Bonds	—	50,301	—	50,301
Total	—	50,301	—	50,301
Ohio Municipal Bond Fund
Municipal Bonds	—	33,644	—	33,644
Total	—	33,644	—	33,644
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	4,648	—	—	4,648
Affiliated Mutual Funds	26,305	—	—	26,305
Total	30,953	—	—	30,953
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	59,555	—	59,555
Convertible Preferred Stocks	12,603	7,286 (e)	—	19,889
Collateral for Securities Loaned	4,033	—	—	4,033
Total	16,636	66,841	—	83,477

(a)  All securities categorized as Brazil and Mexico and all ADRs.

(b)  Consists of holdings: China Animal Healthcare Ltd. and Vitzrocell Co. Ltd. categorized as Health Care and Industrials, respectively.

(c)  All securities categorized as Brazil and Canada and all ADRs.

(d)  Government National Mortgage Association 6.50%, 5/20/47 categorized under pass-throughs.

(e)  Consists of holdings: AMG Capital Trust II and New York Community Capital Trust V categorized as Financials. CenterPoint Energy, Inc., DTE Energy Co. and NextEra Energy, Inc. categorized as Utilities. Tyson Foods, Inc. categorized as Consumer Staples.

The following are transfers between Level 1 and Level 2 as of April 30, 2017:

Transfers from Level 1 to Level 2
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$2,983
Transfers from Level 2 to Level 1
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$4,054

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Expedition Emerging Markets Small Cap Fund	Investments In Securities
Balance as of October 31, 2016	$22
Realized Gain (Loss)	10
Change in Unrealized Appreciation (Depreciation)	(51)

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Expedition Emerging Markets Small Cap Fund	Investments In Securities
Purchases	$392
Sales Proceeds	(152)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of April 30, 2017	$221
INCORE Fund for Income	Investments In Securities
Balance as of October 31, 2016	$1,785
Accrued discount/ premium	(7)
Realized Gain (Loss)	(26)
Change in Unrealized Appreciation (Depreciation)	(59)
Purchases	2,368
Sales Proceeds	(98)
Transfer into Level 3	—
Transfer out of Level 3	(1,574)
Balance as of April 30, 2017	$2,389

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2017, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering,

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of April 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-Cash Collateral Received (000)	Net Amount (000)
Sycamore Small Company Opportunity Fund	$24,408	$24,408	$—	$1,246
Expedition Emerging Markets Small Cap Fund	1,231	1,041	190	—
NewBridge Global Equity Fund	235	235	—	4
INCORE Investment Grade Convertible Fund	3,936	3,936	—	97

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from securities transactions foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Fund for Income Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund and Strategic Allocation Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Sycamore Established Value Fund and INCORE Investment Grade Convertible Fund. Dividends from net investment income, if any, are declared and paid annually for the NewBridge Large Cap Growth Fund, Special Value Fund, Sycamore Small Company Opportunity Fund, Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2017 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
NewBridge Large Cap Growth Fund	$13,162	$34,414	$—	$—
Special Value Fund	21,666	30,335	—	—
Sycamore Established Value Fund	3,270,230	984,966	—	—
Sycamore Small Company Opportunity Fund	1,022,256	543,113	—	—
Expedition Emerging Markets Small Cap Fund	20,560	20,729	—	—
NewBridge Global Equity Fund	4,373	9,532	—	—
INCORE Fund for Income	—	—	147,597	252,288
National Municipal Bond Fund	14,394	25,352	—	—
Ohio Municipal Bond Fund	4,858	6,568	—	—
Strategic Allocation Fund	4,342	4,097	—	—
INCORE Investment Grade Convertible Fund	27,938	22,667	—	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Up to $100 million	$100 million — $200 million	over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $400 million	$400 million — $800 million	over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
INCORE Fund for Income	0.50%	0.45%	0.40%
National Municipal Bond Fund	0.55%	0.50%	0.45%
Ohio Municipal Bond Fund	0.55%	0.50%	0.45%
INCORE Investment Grade Convertible Fund	0.75%	0.65%	0.60%

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

	Up to $500 million	over $500 million
Sycamore Small Company Opportunity Fund	0.85%	0.75%
	Up to $2.5 billion	$2.5 billion — $5.0 billion	over $5.0 billion
NewBridge Global Equity Fund	0.80%	0.75%	0.70%
	Flat Rate
Expedition Emerging Markets Small Cap Fund	1.25%
Strategic Allocation Fund	0.10%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Under the Administration and Fund Accounting Agreement prior to November 7, 2016, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly, SunGard Investor Services LLC) serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

EJV Financial Services LLC serves as the Trust's Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trust, Victory Portfolios II, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2017, the Distributor received approximately $387 thousand from commissions

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

earned on sales of Class A Shares and the transfer agent received $22 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2017, the expense limits are as follows:

Fund	Class	Expense Limit
NewBridge Large Cap Growth Fund	Class C Shares	2.10	%(a)
NewBridge Large Cap Growth Fund	Class I Shares	0.95	%(a)
NewBridge Large Cap Growth Fund	Class R Shares	1.65	%(a)
NewBridge Large Cap Growth Fund	Class Y Shares	1.02	%(a)
Special Value Fund	Class C Shares	2.20	%(a)
Special Value Fund	Class Y Shares	1.03	%(a)
Sycamore Established Value Fund	Class C Shares	1.84	%(b)
Sycamore Small Company Opportunity Fund	Class R6 Shares	0.98	%(a)
Sycamore Small Company Opportunity Fund	Class Y Shares	1.15	%(a)
Expedition Emerging Markets Small Cap Fund	Class A Shares	1.80	%(a)
Expedition Emerging Markets Small Cap Fund	Class C Shares	2.55	%(a)
Expedition Emerging Markets Small Cap Fund	Class I Shares	1.50	%(a)
NewBridge Global Equity Fund	Class A Shares	1.40	%(c)
NewBridge Global Equity Fund	Class C Shares	2.15	%(c)
NewBridge Global Equity Fund	Class I Shares	1.15	%(c)
NewBridge Global Equity Fund	Class R6 Shares	1.15	%(a)
INCORE Fund for Income	Class R6 Shares	0.63	%(a)
INCORE Fund for Income	Class Y Shares	0.71	%(a)
National Municipal Bond Fund	Class A Shares	0.99	%(a)
National Municipal Bond Fund	Class Y Shares	0.72	%(a)
Strategic Allocation Fund	Class A Shares	0.40	%(a)
Strategic Allocation Fund	Class C Shares	1.15	%(a)
Strategic Allocation Fund	Class I Shares	0.15	%(a)
Strategic Allocation Fund	Class R Shares	0.65	%(a)
INCORE Investment Grade Convertible Fund	Class A Shares	1.39	%(a)
INCORE Investment Grade Convertible Fund	Class I Shares	1.00	%(a)

(a)  In effect until at least February 28, 2018.

(b)  In effect until at least March 28, 2019.

(c)  In effect until at least February 28, 2020.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Strategic Allocation Fund is no longer subject to repaying waived or reimbursed fees to the Adviser. As of April 30, 2017, the following amounts are available to be repaid to the Adviser (in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

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	Expires 10/31/2017	Expires 10/31/2018	Expires 10/31/2019	Expires 10/31/2020	Total
NewBridge Large Cap Growth Fund	$77	$113	$19	$23	$232
Special Value Fund	7	10	9	7	33
Sycamore Established Value Fund	14	19	—	—	33
Sycamore Small Company Opportunity Fund	34	146	231	68	479
Expedition Emerging Markets Small Cap Fund	111	185	143	49	488
NewBridge Global Equity Fund	56	55	76	41	228
INCORE Fund for Income	10	20	30	8	68
National Municipal Bond Fund	74	62	44	19	199
INCORE Investment Grade Convertible Fund	16	2	—	—	18

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $42 thousand for the six months ended April 30, 2017 for the Special Value Fund.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which may adversely affect municipalities and companies within Ohio than are other types of funds that are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

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The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds' Adviser.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trust, with that Fund paying the related commitment fees for that amount. Prior to July 29, 2016, the Victory Trusts could borrow up to $100 million, of which $50 million was committed and $50 million was uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. Prior to July 29, 2016, Citibank received an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2017, Citibank earned approximately $74 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2017 were as follows (Average Loan in thousands):

Fund	Amount Outstanding at April 30, 2017 (000s)	Average Borrowing* (000s)	Days Borrowings Outstanding	Average Interest Rate
NewBridge Large Cap Growth Fund	$—	$2,000	5	1.76%
NewBridge Global Equity Fund	—	600	13	1.78%
INCORE Fund for Income	—	10,400	1	1.77%

*  For the six months ended April 30, 2017, based on the number of days borrowings were outstanding.

As of April 30, 2017, the Funds had no loans outstanding with Citibank.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2017.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

The tax character of distributions paid during the most recent fiscal year ended October 31, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended October 31, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
NewBridge Large Cap Growth Fund	$—	$29,053	$29,053	$—	$29,053
Special Value Fund	214	—	214	—	214
Sycamore Established Value Fund	60,968	218,206	279,174	—	279,174
Sycamore Small Company Opportunity Fund	59,981	192,956	252,937	—	252,937
Expedition Emerging Markets Small Cap Fund	—	—	—	—	—
NewBridge Global Equity Fund	95	604	699	—	699
INCORE Fund for Income	51,464	—	51,464	—	51,464
National Municipal Bond Fund	358	847	1,205	—	2,710
Ohio Municipal Bond Fund	49	407	456	—	1,596
Strategic Allocation Fund	201	—	201	—	201
INCORE Investment Grade Convertible Fund	1,426	—	1,426	—	1,426

As of October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
NewBridge Large Cap Growth Fund	$—	$—	$15,648	$15,648	$—	$(361)	$19,838	$35,125
Special Value Fund	—	797	—	797	(80,562)	—	578	(79,187)
Sycamore Established Value Fund	—	1,995	66,289	68,284	—	—	617,982	686,266
Sycamore Small Company Opportunity Fund	—	55,601	128,457	184,058	—	—	325,401	509,459
Expedition Emerging Markets Small Cap Fund	—	55	—	55	(2,652)	—	729	(1,868)

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
NewBridge Global Equity Fund	$—	$140	$—	$140	$(448)	$—	$939	$631
INCORE Fund for Income	—	2,505	—	2,505	(204,627)	—	(15,122)	(217,244)
National Municipal Bond Fund	41	499	542	1,082	—	—	3,723	4,805
Ohio Municipal Bond Fund	32	302	341	675	—	—	3,214	3,889
Strategic Allocation Fund	—	4	—	4	(1,193)	—	(569)	(1,758)
INCORE Investment Grade Convertible Fund	—	659	—	659	(3,094)	—	1,859	(576)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Funds' next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their tax year ended October 31, 2016, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration (in thousands):

	2017	2018	2019	2020	Total
Special Value Fund	$76,205	$—	$—	$—	$76,205
INCORE Fund for Income	3,074	3,563	10,878	—	17,515
INCORE Investment Grade Convertible Fund	3,094	—	—	—	3,094

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (in thousands):

	2017	Total
Strategic Allocation Fund	$358	$358

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

During the year ended October 31, 2016 the INCORE Fund for Income, Strategic Allocation Fund and INCORE Investment Grade Convertible Fund utilized $3,917, $3,547 and $1,045, respectively, (in thousands) of capital loss carryforwards.

CLCFs not subject to expiration (in thousands):

	Short-Term Amount	Long-Term Amount	Total
Special Value Fund	$1,798	$2,559	$4,357
Expedition Emerging Markets Small Cap Fund	2,652	—	2,652
NewBridge Global Equity Fund	448	—	448
INCORE Fund for Income	81,171	105,941	187,112
Strategic Allocation Fund	—	835	835

At April 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, and gross unrealized depreciation were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NewBridge Large Cap Growth Fund	$19,672	$15,441	$(334)	$15,107
Special Value Fund	73,929	10,244	(3,524)	6,720
Sycamore Established Value Fund	7,149,345	1,465,719	(142,844)	1,322,875
Sycamore Small Company Opportunity Fund	3,518,160	844,907	(79,986)	764,922
Expedition Emerging Markets Small Cap Fund	26,560	3,875	(967)	2,908
NewBridge Global Equity Fund	9,736	2,132	(250)	1,881
INCORE Fund for Income	999,293	7,834	(32,571)	(24,737)
National Municipal Bond Fund	47,741	2,674	(115)	2,559
Ohio Municipal Bond Fund	31,184	2,558	(98)	2,460
Strategic Allocation Fund	29,821	1,553	(421)	1,132
INCORE Investment Grade Convertible Fund	76,831	9,128	(2,482)	6,646

8.  Affiliated Funds:

The term "affiliated company" includes funds that are managed by VCM that are affiliates of the Funds. Transactions during the period ended April 30, 2017 with funds that are affiliates are as follows:

Fund	Fair Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value April 30, 2017	Dividend Income
Strategic Allocation Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	$2,092	$101	$(56)	$4	$(54)	$2,087	$—
Victory CEMP Emerging Market Volatility Wtd Index ETF	1,668	—	(57)	(1)	77	1,687	18
Victory CEMP International Volatility Wtd Index ETF	—	1,630	—	—	180	1,810	12
Victory CEMP International Volatility Wtd Index Fund, Class I	1,505	1	(1,475)	(166)	135	—	1

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Fund	Fair Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value April 30, 2017	Dividend Income
Victory CEMP Long/Short Strategy Fund, Class I	$1,913	$304	$(252)	$16	$117	$2,098	$7
Victory CEMP Market Neutral Income Fund, Class I	6,207	550	(556)	(17)	205	6,389	62
VictoryShares US Small Cap Volatility Wtd ETF	1,168	77	(301)	38	169	1,151	9
Victory Expedition Emerging Markets Small Cap Fund, Class I	948	630	—	—	49	1,627	3
Victory INCORE Total Return Bond Fund, Class R6	3,844	332	(215)	2	(77)	3,886	72
Victory Integrity Discovery Fund, Class Y	1,421	115	(629)	142	107	1,156	—
Victory NewBridge Global Equity Fund, Class I	8,258	602	(556)	9	749	9,062	94
Total	$29,024	$4,342	$(4,097)	$27	$1,657	$30,953	$278

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Hartford Life Insurance Company	Special Value Fund	33.8%
National Financial Services LLC	Expedition Emerging Markets Small Cap Fund	63.5%
Gerlach Co. LLC	Newbridge Global Equity Fund	78.9%
UBS Financial Services Inc.	National Municipal Bond Fund	63.8%
UBS Financial Services Inc.	Ohio Municipal Bond Fund	38.4%
Charles Schwab & Co. Inc.	INCORE Investment Grade Convertible Fund	27.5%
Morgan Stanley Smith Barney LLC	INCORE Investment Grade Convertible Fund	34.1%

10.  Subsequent Events:

Pursuant to a Plan of Liquidation approved by the Board on April 6, 2016, for the NewBridge Global Equity Fund was liquidated effective June 16, 2017.

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information April 30, 2017

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 47 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios	Supplemental Information — continued April 30, 2017

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued April 30, 2017

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016).
Edward J. Veilleux, 73	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

Victory Portfolios	Supplemental Information — continued April 30, 2017

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Net Expense Ratio During Period 11/1/16-4/30/17
Newbridge Large Cap Growth Fund
Class A Shares	$1,000.00	$1,103.30	$7.41	1.42%
Class C Shares	1,000.00	1,099.30	10.93	2.10%
Class I Shares	1,000.00	1,106.30	4.96	0.95%
Class R Shares	1,000.00	1,102.40	8.60	1.65%
Class Y Shares	1,000.00	1,105.40	5.32	1.02%
Special Value
Class A Shares	1,000.00	1,099.60	6.19	1.19%
Class C Shares	1,000.00	1,094.30	10.90	2.10%
Class I Shares	1,000.00	1,099.90	5.83	1.12%
Class R Shares	1,000.00	1,097.90	7.65	1.47%
Class Y Shares	1,000.00	1,101.00	4.84	0.93%
Sycamore Established Value
Class A Shares	1,000.00	1,131.90	4.55	0.86%
Class C Shares	1,000.00	1,127.90	8.34	1.58%
Class I Shares	1,000.00	1,133.50	3.12	0.59%
Class R Shares	1,000.00	1,130.90	5.71	1.08%
Class R6 Shares	1,000.00	1,133.50	2.80	0.53%
Class Y Shares	1,000.00	1,133.40	3.17	0.60%

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Net Expense Ratio During Period 11/1/16-4/30/17
Sycamore Small Company Opportunity
Class A Shares	$1,000.00	$1,169.10	$6.45	1.20%
Class I Shares	1,000.00	1,170.90	4.84	0.90%
Class R Shares	1,000.00	1,167.80	7.69	1.43%
Class R6 Shares	1,000.00	1,170.70	4.79	0.89%
Class Y Shares	1,000.00	1,169.30	6.19	1.15%
Expedition Emerging Markets Small Cap
Class A Shares	1,000.00	1,000.90	8.93	1.80%
Class C Shares	1,000.00	996.70	12.62	2.55%
Class I Shares	1,000.00	1,001.80	7.45	1.50%
Newbridge Global Equity Fund
Class A Shares	1,000.00	1,106.30	7.31	1.40%
Class C Shares	1,000.00	1,101.80	11.20	2.15%
Class I Shares	1,000.00	1,108.10	6.01	1.15%
Class R6 Shares	1,000.00	1,108.40	6.01	1.15%
INCORE Fund for Income
Class A Shares	1,000.00	994.20	4.35	0.88%
Class C Shares	1,000.00	990.30	8.24	1.67%
Class I Shares	1,000.00	995.70	2.97	0.60%
Class R Shares	1,000.00	994.20	4.40	0.89%
Class R6 Shares	1,000.00	995.50	3.12	0.63%
Class Y Shares	1,000.00	994.10	3.51	0.71%
National Municipal
Class A Shares	1,000.00	995.40	4.90	0.99%
Class Y Shares	1,000.00	995.80	3.56	0.72%
Ohio Municipal
Class A Shares	1,000.00	995.30	5.00	1.01%
Strategic Allocation
Class A Shares	1,000.00	1,071.40	1.08	0.21%
Class C Shares	1,000.00	1,068.10	4.77	0.93%
Class I Shares	1,000.00	1,072.30	0.10	0.02%
Class R Shares	1,000.00	1,070.10	2.57	0.50%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,102.10	6.57	1.26%
Class I Shares	1,000.00	1,103.80	4.90	0.94%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued April 30, 2017

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Expense Ratio During Period 11/1/16-4/30/17
Newbridge Large Cap Growth Fund
Class A Shares	$1,000.00	$1,017.75	$7.10	1.42%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class Y Shares	1,000.00	1,019.74	5.11	1.02%
Special Value
Class A Shares	1,000.00	1,018.89	5.96	1.19%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class I Shares	1,000.00	1,019.24	5.61	1.12%
Class R Shares	1,000.00	1,017.50	7.35	1.47%
Class Y Shares	1,000.00	1,020.18	4.66	0.93%
Sycamore Established Value
Class A Shares	1,000.00	1,020.53	4.31	0.86%
Class C Shares	1,000.00	1,016.96	7.90	1.58%
Class I Shares	1,000.00	1,021.87	2.96	0.59%
Class R Shares	1,000.00	1,019.44	5.41	1.08%
Class R6 Shares	1,000.00	1,022.17	2.66	0.53%
Class Y Shares	1,000.00	1,021.82	3.01	0.60%
Sycamore Small Company Opportunity
Class A Shares	1,000.00	1,018.84	6.01	1.20%
Class I Shares	1,000.00	1,020.33	4.51	0.90%
Class R Shares	1,000.00	1,017.70	7.15	1.43%
Class R6 Shares	1,000.00	1,020.38	4.46	0.89%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%
Expedition Emerging Markets Small Cap
Class A Shares	1,000.00	1,015.87	9.00	1.80%
Class C Shares	1,000.00	1,012.15	12.72	2.55%
Class I Shares	1,000.00	1,017.36	7.50	1.50%
Newbridge Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%
Class R6 Shares	1,000.00	1,019.09	5.57	1.15%

Victory Portfolios	Supplemental Information — continued April 30, 2017

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	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Expense Ratio During Period 11/1/16-4/30/17
INCORE Fund for Income
Class A Shares	$1,000.00	$1,020.43	$4.41	0.88%
Class C Shares	1,000.00	1,016.51	8.35	1.67%
Class I Shares	1,000.00	1,021.82	3.01	0.60%
Class R Shares	1,000.00	1,020.38	4.46	0.89%
Class R6 Shares	1,000.00	1,021.67	3.16	0.63%
Class Y Shares	1,000.00	1,021.27	3.56	0.71%
National Municipal
Class A Shares	1,000.00	1,019.89	4.96	0.99%
Class Y Shares	1,000.00	1,021.22	3.61	0.72%
Ohio Municipal
Class A Shares	1,000.00	1,019.79	5.06	1.01%
Strategic Allocation
Class A Shares	1,000.00	1,023.75	1.05	0.21%
Class C Shares	1,000.00	1,020.18	4.66	0.93%
Class I Shares	1,000.00	1,024.70	0.10	0.02%
Class R Shares	1,000.00	1,022.32	2.51	0.50%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.55	6.31	1.26%
Class I Shares	1,000.00	1,020.13	4.71	0.94%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

Newbridge Large Cap Growth Fund	Victory Special Value Fund

Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund

Victory Expedition Emerging Markets Small Cap Fund	Victory Newbridge Global Equity Fund

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Victory INCORE Fund for Income	Victory National Municipal Bond Fund

Victory Ohio Municipal Bond Fund	Strategic Allocation Fund

Victory INCORE Investment Grade Convertible Fund

Victory Portfolios	Supplemental Information — continued April 30, 2017

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 7, 2016. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to the Adviser by the Funds for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fees with a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. With respect to the NewBridge Large Cap Growth Fund, Sycamore Established Value Fund, Sycamore Small Company Opportunity Fund, INCORE Investment Grade Convertible Fund, INCORE Fund for Income and Expedition Emerging Markets Small Cap Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the Fund's performance and the performance of the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

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  (Unaudited)

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

NewBridge Large Cap Growth Fund

The Board considered that the NewBridge Large Cap Growth Fund's gross annual management fee of 0.840% was higher than the median gross management fee of 0.728% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.260% was higher than the median expense ratio for the peer group of 1.240%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and the peer group for all of the periods reviewed except the ten-year period. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the NewBridge Large Cap Growth Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Special Value Fund

The Board considered that the Special Value Fund's gross annual management fee of 0.840% was higher than the median gross management fee of 0.787 % charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.280% was higher than the median expense ratio for the peer group of 1.200%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index in all of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Special Value Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Established Value Fund

The Board considered that the Sycamore Established Value Fund's gross annual management fee of 0.552% was lower than the median gross management fee of 0.694% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.990% was lower than the median expense ratio for the peer group of 1.185%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

peer group for all of the periods reviewed and the benchmark index for the three- and ten-year periods, and underperformed the benchmark index for the one- and five-year periods.

Having concluded, among other things, that: (1) the Sycamore Established Value Fund's management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund

The Board considered that the Sycamore Small Company Opportunity Fund's gross annual management fee of 0.859% was higher than the median gross management fee of 0.801% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.300% was higher than the median expense ratio for the peer group of 1.270%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and the benchmark index for all of the periods reviewed.

Having concluded, among other things, that: (1) the Sycamore Small Company Opportunity Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Expedition Emerging Markets Small Cap Fund

The Board considered the Expedition Emerging Markets Small Cap Fund with the understanding that as of July 31, 2016, the Fund had completed only two full years of operations. The Board considered that the Fund's gross annual management fee of 1.542% was higher than the median gross management fee of 1.276 % charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.800% was higher than the median expense ratio for the peer group of 1.790%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board compared the Fund's Class A performance for the one-year period ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group and the benchmark index for the period. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Expedition Emerging Markets Small Cap Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Global Equity Fund

The Board considered the NewBridge Global Equity Fund with the understanding that it had been operational only since March, 2010. The Board considered that the Fund's gross annual management fee of 1.021% was

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

higher than the median gross management fee of 1.008 % charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.400% was lower than the median expense ratio for the peer group of 1.500%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the NewBridge Global Equity Fund's management fee, though slightly higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income

The Board considered that the INCORE Fund for Income's gross annual management fee of 0.564% was higher than the median gross management fee of 0.485% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.940% was higher than the median expense ratio for the peer group of 0.810%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and the benchmark index in each of the periods reviewed, except that the Fund underperformed the benchmark for the one-year period.

Having concluded, among other things, that: (1) the INCORE Fund for Income's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during all of the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

National Municipal Bond Fund

The Board considered that the National Municipal Bond Fund's gross annual management fee of 0.653% was higher than the median gross management fee of 0.512% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint and that the Fund was sub-advised by KPB Investment Advisors LLC. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.990% was higher than the median expense ratio for the peer group of 0.850%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board compared the Fund's Class A performance for the one-, three-, five-and ten-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

during that period; and (4) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Ohio Municipal Bond Fund

The Board considered that the Ohio Municipal Bond Fund's gross annual management fee of 0.654% was higher than the median gross management fee of 0.487% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board considered that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.040 % was higher than the median expense ratio for the peer group of 0.810%. The Board noted that the Adviser was not waiving its fees or reimbursing expenses to maintain expenses at a particular level. The Board compared the Fund's Class A performance for the one-, three- five and ten-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; and (3) the Fund's underperformance was consistent with expectations under current market conditions, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund

The Board considered that the Strategic Allocation Fund's gross annual management fee of 0.244% was higher than the median gross management fee of 0.158 % charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.150% was higher than the median expense ratio for the peer group of 0.660%. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed its benchmark for the one-, five- and ten-year periods and the peer group for the three-, five- and ten-year periods while underperforming its benchmark for the three-year period and the peer group for the one-year period. The Board noted that the Fund changed its investment strategy in December 2015.

Having concluded, among other things, that (1) the Strategic Allocation Fund's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; and (3) the Fund generally had performed well over the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Investment Grade Convertible Fund

With respect to the INCORE Investment Grade Convertible Fund, the Board considered that the Fund's gross annual management fee of 0.854% was higher than the median gross management fee of 0.720% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.390% was higher than the median expense ratio for the peer group of 1.085%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of one of the classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark for all of the periods reviewed and the peer group for the ten-year period and outperformed the peer group for the one-, three- and five-year periods.

Having concluded, among other things, that: (1) the INCORE Investment Grade Convertible Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

limit the expenses of one of the classes for a period of time would provide stability to the Fund's expenses for that share class during that period; and (4) the Fund had performed well against its peers over the last five years, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

Considerations of the Board in Approving the KPB Investment Sub-Advisory Agreement

The Board approved the sub-advisory agreement among the Adviser, the Trust and KPB Investment Advisors LLC (the "Sub-Adviser") (the "Agreement") on behalf of the National Municipal Bond Fund and the Ohio Municipal Bond Fund at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser and the Sub-Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board considered each Fund's advisory fee, sub-advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued.

In considering whether the compensation paid to the Sub-Adviser is fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Sub-Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that could benefit Fund shareholders as the Funds grow;

•  Representations by the Adviser that the sub-advisory fee for each Fund is within the range of fees agreed to in the market for similar services;

•  The relative roles and responsibilities of the Adviser and the Sub-Adviser;

•  Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The Sub-Adviser's commitment to operating the Funds at competitive expense levels;

•  Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Funds;

•  The capabilities and financial condition of the Sub-Adviser;

•  The nature, quality and extent of the oversight and compliance services provided by the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund, the Adviser and the Sub-Adviser.

The Board reviewed each Fund's current gross advisory fee and each Fund's total net operating expense ratio with a universe of comparable mutual funds compiled by the Fuse Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. The Trustees also noted that the breakpoints in the Adviser's advisory fee schedule for each of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods against the performance of each Fund's selected peer group and benchmark index. The Board recognized that each Fund's performance and the performance of the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

National Municipal Bond Fund

The Board considered that the National Municipal Bond Fund's gross advisory fee of 0.550% was higher than the median gross advisory fee of 0.512% charged to the funds in the Fund's peer group. The Board noted that the Adviser pays an annual fee of 0.200% of the Fund's average daily net assets to the Sub-Adviser for the Sub-Adviser's services under the Agreement. The Board also noted that the Fund's Class A total net annual expense ratio of 0.990% was higher than the median expense ratio for the peer group of 0.850%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board compared the Fund's Class A performance for the one-, three-, five-and ten-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed the Fund's performance with the Adviser and the Sub-Adviser.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross advisory fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) based on the representation of the Adviser, the sub-advisory fee was within the range of sub-advisory fees paid for similar services; and (3) the Adviser and Sub-Adviser are addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Ohio Municipal Bond Fund

The Board considered that the Ohio Municipal Bond Fund's gross advisory fee of 0.550% was higher than the median gross advisory fee of 0.487% charged to the funds in the Fund's peer group. The Board noted that the Adviser pays an annual fee of 0.200% of the Fund's average daily net assets to the Sub-Adviser for the Sub-Adviser's services under the Agreement. The Board also noted that the Fund's Class A total net annual expense ratio of 1.040% was higher than the median expense ratio for the peer group of 0.810%. The Board compared the Fund's Class A performance for the one-, three-, five-and ten-year periods ended July 31, 2016 to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and the benchmark index for all of the periods reviewed. The Board discussed the Fund's performance with the Adviser and the Sub-Adviser.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's gross advisory fee, though higher than that of the peer group median, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) based on the representation of the Adviser, the sub-advisory fee was within the range of sub-advisory fees paid for similar services; and (3) the Adviser and Sub-Adviser are addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board concluded, among other things, that the Agreement, with respect to each Fund discussed above, was consistent with the best interests of the Funds and their shareholders and approved the Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:

•  The conclusion that: (1) the annual sub-advisory fee for each Fund was in an acceptable range of fees; and (2) the expenses for each Fund were in an acceptable range of expenses of comparable mutual funds;

•  The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser's relationship with the Fund;

•  The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser directed toward achieving each Fund's stated investment objective;

•  The Sub-Adviser's representations regarding its staffing and capabilities to manage each Fund; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Sub-Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI (4/17)

April 30, 2017

Semi Annual Report

Victory Diversified Stock Fund

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Victory Portfolios

Table of Contents

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	10
Notes to Financial Statements	16
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Form N-Q Information	26
Expense Examples	26
Portfolio Holdings	27
Advisory Contract Approval	28

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Consumer Discretionary (6.4%):
Advance Auto Parts, Inc.	69,070	$9,818
Amazon.com, Inc. (a)	10,500	9,712
DISH Network Corp. (a)	115,000	7,411
Dollar Tree, Inc. (a)	74,000	6,125
		33,066
Consumer Staples (5.9%):
CVS Health Corp.	65,430	5,394
Philip Morris International, Inc.	78,300	8,679
Pinnacle Foods, Inc.	95,700	5,565
The Coca-Cola Co.	122,300	5,277
The Kroger Co.	177,000	5,248
		30,163
Energy (4.4%):
Hess Corp.	118,400	5,781
Occidental Petroleum Corp.	156,629	9,639
Schlumberger Ltd.	100,080	7,265
		22,685
Financials (18.3%):
Ally Financial, Inc.	311,511	6,168
Chubb Ltd.	69,100	9,484
Huntington Bancshares, Inc.	693,000	8,912
Morgan Stanley	250,010	10,843
The Bank of New York Mellon Corp.	292,280	13,755
The Progressive Corp.	205,500	8,162
U.S. Bancorp	328,300	16,835
Wells Fargo & Co.	376,380	20,264
		94,423
Health Care (17.0%):
Allergan PLC	49,000	11,950
Baxter International, Inc.	124,450	6,929
Bayer AG, ADR (a)	119,500	14,870
Celgene Corp. (a)	59,800	7,418
Danaher Corp.	110,102	9,175
Dentsply Sirona, Inc.	83,000	5,249
Eli Lilly & Co.	66,930	5,492
McKesson Corp.	28,400	3,927
Medtronic PLC	135,340	11,245
Pfizer, Inc.	334,920	11,360
		87,615

See notes to financial statements.

3

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.8%):
Deere & Co.	22,710	$2,535
Fastenal Co.	196,500	8,780
Flowserve Corp.	171,000	8,698
Fortive Corp.	97,301	6,155
General Dynamics Corp.	84,690	16,412
General Electric Co.	426,910	12,376
Johnson Controls International PLC	141,822	5,896
		60,852
Information Technology (22.3%):
Alphabet, Inc., Class C (a)	23,591	21,373
Apple, Inc.	92,900	13,346
Cisco Systems, Inc.	393,670	13,413
Cognizant Technology Solutions Corp., Class A (a)	174,800	10,527
Harris Corp.	66,970	7,493
HP, Inc.	383,500	7,217
Microsoft Corp.	292,100	19,997
PayPal Holdings, Inc. (a)	189,500	9,043
Visa, Inc., Class A	99,030	9,034
Xilinx, Inc.	50,100	3,162
		114,605
Materials (7.0%):
Potash Corp. of Saskatchewan, Inc.	688,000	11,613
PPG Industries, Inc.	104,000	11,423
Praxair, Inc.	105,500	13,186
		36,222
Real Estate (4.4%):
American Tower Corp.	49,000	6,170
CBRE Group, Inc., Class A (a)	302,500	10,833
Simon Property Group, Inc.	34,900	5,768
		22,771
Total Common Stocks (Cost $410,513)		502,402
Total Investments (Cost $410,513) — 97.5%		502,402
Other assets in excess of liabilities — 2.5%		12,947
NET ASSETS — 100.00%		$515,349

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

4

Victory Portfolios	Statement of Assets and Liabilities April 30, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Victory Diversified Stock Fund
ASSETS:
Investments, at value (Cost $410,513)	$502,402
Cash and cash equivalents	14,940
Interest and dividends receivable	390
Receivable for capital shares issued	205
Receivable from Adviser	6
Prepaid expenses	54
Total Assets	517,997
LIABILITIES:
Payable for capital shares redeemed	2,044
Accrued expenses and other payables:
Investment advisory fees	276
Administration fees	26
Custodian fees	3
Transfer agent fees	171
Chief Compliance Officer fees	2
Trustees' fees	10
12b-1 fees	62
Other accrued expenses	54
Total Liabilities	2,648
NET ASSETS:
Capital	386,247
Accumulated undistributed net investment income	164
Accumulated net realized gains from investments	37,049
Net unrealized appreciation on investments	91,889
Net Assets	$515,349
Net Assets
Class A Shares	$305,051
Class C Shares	43,495
Class I Shares	89,179
Class R Shares	65,076
Class R6 Shares	2,102
Class Y Shares	10,446
Total	$515,349
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	15,561
Class C Shares	2,311
Class I Shares	4,556
Class R Shares	3,368
Class R6 Shares	107
Class Y Shares	533
Total	26,436
Net asset value, offering (except Class A Shares) and redemption price per share: (a)
Class A Shares	$19.60
Class C Shares (b)	$18.82
Class I Shares	$19.57
Class R Shares	$19.32
Class R6 Shares	$19.58
Class Y Shares	$19.60
Maximum Sales Charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$20.80

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

5

Victory Portfolios	Statement of Operations For the Six Months Ended April 30, 2017

(Amounts in Thousands)  (Unaudited)

Victory Diversified Stock Fund
Investment Income:
Dividend income	$5,529
Securities lending income	11
Foreign tax withholding	(21)
Total Income	5,519
Expenses:
Investment advisory fees	1,900
Administration fees	182
12b-1 fees — Class A Shares	405
12b-1 fees — Class C Shares	237
12b-1 fees — Class R Shares	170
Custodian fees	6
Transfer agent fees — Class A Shares	89
Transfer agent fees — Class C Shares	27
Transfer agent fees — Class I Shares	24
Transfer agent fees — Class R Shares	28
Transfer agent fees — Class R6 Shares	— (a)
Transfer agent fees — Class Y Shares	7
Trustees' fees	35
Chief Compliance Officer fees	4
Legal and audit fees	27
State registration and filing fees	46
Other expenses	46
Total Expenses	3,233
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	3,222
Net Investment Income	2,297
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	39,824
Net change in unrealized appreciation/depreciation on investments	18,892
Net realized/unrealized gains on investments	58,716
Change in net assets resulting from operations	$61,013

(a)  Rounds to less than $1.

See notes to financial statements.

6

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,297	$8,662
Net realized gains from investment transactions	39,824	10,764
Net change in unrealized appreciation/depreciation on investments	18,892	(60,287)
Change in net assets resulting from operations	61,013	(40,861)
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,911)	(4,143)
Class C Shares	(94)	(161)
Class I Shares	(936)	(2,947)
Class R Shares	(317)	(559)
Class R6 Shares	(20)	(84)
Class Y Shares	(81)	(171)
From net realized gains:
Class A Shares	(3,852)	(42,984)
Class C Shares	(582)	(5,903)
Class I Shares	(1,639)	(23,646)
Class R Shares	(808)	(7,550)
Class R6 Shares	(34)	(457)
Class Y Shares	(138)	(1,485)
Change in net assets resulting from distributions to shareholders	(10,412)	(90,090)
Change in net assets resulting from capital transactions	(185,126)	(246,756)
Change in net assets	(134,525)	(377,707)
Net Assets:
Beginning of period	649,874	1,027,581
End of period	$515,349	$649,874
Accumulated undistributed net investment income	$164	$1,226

See notes to financial statements.

7

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$14,965	$25,331
Distributions reinvested	5,185	42,999
Cost of shares redeemed	(95,810)	(177,644)
Total Class A Shares	$(75,660)	$(109,314)
Class C Shares
Proceeds from shares issued	$517	$2,824
Distributions reinvested	480	4,286
Cost of shares redeemed	(11,782)	(15,424)
Total Class C Shares	$(10,785)	$(8,314)
Class I Shares
Proceeds from shares issued	$16,456	$37,325
Distributions reinvested	2,074	21,351
Cost of shares redeemed	(103,852)	(173,113)
Total Class I Shares	$(85,322)	$(114,437)
Class R Shares
Proceeds from shares issued	$2,436	$4,105
Distributions reinvested	1,067	7,694
Cost of shares redeemed	(13,969)	(19,895)
Total Class R Shares	$(10,466)	$(8,096)
Class R6 Shares
Proceeds from shares issued	$690	$2,280
Distributions reinvested	54	541
Cost of shares redeemed	(1,198)	(5,239)
Total Class R6 Shares	$(454)	$(2,418)
Class Y Shares
Proceeds from shares issued	$1,703	$2,459
Distributions reinvested	8	52
Cost of shares redeemed	(4,150)	(6,688)
Total Class Y Shares	$(2,439)	$(4,177)
Change in net assets resulting from capital transactions	$(185,126)	$(246,756)

(continues on next page)

See notes to financial statements.

8

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund
	Six Months Ended April 30, 2017	Year Ended October 31, 2016
	(Unaudited)
Share Transactions:
Class A Shares
Issued	786	1,387
Reinvested	279	2,329
Redeemed	(5,094)	(9,716)
Total Class A Shares	(4,029)	(6,000)
Class C Shares
Issued	29	157
Reinvested	27	241
Redeemed	(648)	(884)
Total Class C Shares	(592)	(486)
Class I Shares
Issued	875	2,073
Reinvested	112	1,160
Redeemed	(5,493)	(9,265)
Total Class I Shares	(4,506)	(6,032)
Class R Shares
Issued	131	228
Reinvested	58	422
Redeemed	(750)	(1,102)
Total Class R Shares	(561)	(452)
Class R6 Shares
Issued	36	128
Reinvested	3	29
Redeemed	(62)	(289)
Total Class R6 Shares	(23)	(132)
Class Y Shares
Issued	90	133
Reinvested	— (a)	3
Redeemed	(218)	(365)
Total Class Y Shares	(128)	(229)
Change in Shares	(9,839)	(13,331)

(a)  Rounds to less than 1.

See notes to financial statements.

9

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$18.01		$20.80	$23.04	$21.10	$16.26	$14.40
Investment Activities:
Net investment income	0.08	(a)	0.20 (a)	0.15	0.21	0.21	0.14
Net realized and unrealized gains (losses) on investments	1.84		(1.04)	0.97	2.32	4.83	1.86
Total from Investment Activities	1.92		(0.84)	1.12	2.53	5.04	2.00
Distributions to Shareholders:
Net investment income	(0.11)		(0.19)	(0.15)	(0.20)	(0.20)	(0.14)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	(0.39)	—	—
Total Distributions to Shareholders	(0.33)		(1.95)	(3.36)	(0.59)	(0.20)	(0.14)
Net Asset Value, End of Period	$19.60		$18.01	$20.80	$23.04	$21.10	$16.26
Total Return (excludes sales charge) (b)	10.80	%(c)	(4.21)%	4.85%	12.13%	31.19%	14.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$305,051		$352,748	$532,180	$810,011	$920,589	$1,202,263
Ratio of net expenses to average net assets (d)	1.06%		1.07%	1.09%	1.10%	1.08%	1.09%
Ratio of net investment income to average net assets (d)	0.82%		1.06%	0.68%	0.93%	1.12%	0.92%
Portfolio turnover (b) (e)	26%		74%	74%	70%	89%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

10

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$20.07	$22.38	$20.53	$15.83	$14.04
Investment Activities:
Net investment income (loss)	—	(a)(b)	0.04 (b)	(0.03)	0.02	0.04	0.01
Net realized and unrealized gains (losses) on investments	1.78		(1.00)	0.95	2.25	4.72	1.82
Total from Investment Activities	1.78		(0.96)	0.92	2.27	4.76	1.83
Distributions to Shareholders:
Net investment income	(0.04)		(0.05)	(0.02)	(0.03)	(0.06)	(0.04)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	(0.39)	—	—
Total Distributions to Shareholders	(0.26)		(1.81)	(3.23)	(0.42)	(0.06)	(0.04)
Net Asset Value, End of Period	$18.82		$17.30	$20.07	$22.38	$20.53	$15.83
Total Return (excludes contingent deferred sales charge) (c)	10.32	%(d)	(5.01)%	4.01%	11.18%	30.16%	13.02%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,495		$50,213	$67,997	$76,697	$82,069	$73,664
Ratio of net expenses to average net assets (e)	1.90%		1.90%	1.91%	1.89%	1.90%	1.93%
Ratio of net investment income (loss) to average net assets (e)	(0.02)%		0.23%	(0.16)%	0.13%	0.25%	0.06%
Portfolio turnover (c) (f)	26%		74%	74%	70%	89%	87%

(a)  Amount is less than $0.005 per share.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$17.98		$20.77	$23.01	$21.08	$16.25	$14.39
Investment Activities:
Net investment income	0.10	(a)	0.24 (a)	0.20	0.27	0.25	0.19
Net realized and unrealized gains (losses) on investments	1.84		(1.03)	0.98	2.31	4.83	1.86
Total from Investment Activities	1.94		(0.79)	1.18	2.58	5.08	2.05
Distributions to Shareholders:
Net investment income	(0.13)		(0.24)	(0.21)	(0.26)	(0.25)	(0.19)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	(0.39)	—	—
Total Distributions to Shareholders	(0.35)		(2.00)	(3.42)	(0.65)	(0.25)	(0.19)
Net Asset Value, End of Period	$19.57		$17.98	$20.77	$23.01	$21.08	$16.25
Total Return (b)	10.90	%(c)	(3.96)%	5.16%	12.39%	31.49%	14.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$89,179		$162,923	$313,482	$362,936	$394,394	$484,884
Ratio of net expenses to average net assets (d)	0.81%		0.80%	0.81%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets (d)	1.11%		1.33%	0.94%	1.20%	1.38%	1.20%
Portfolio turnover (b) (e)	26%		74%	74%	70%	89%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

12

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$17.75		$20.54	$22.79	$20.89	$16.10	$14.26
Investment Activities:
Net investment income	0.05	(a)	0.14 (a)	0.08	0.14	0.14	0.09
Net realized and unrealized gains (losses) on investments	1.83		(1.04)	0.97	2.29	4.80	1.85
Total from Investment Activities	1.88		(0.90)	1.05	2.43	4.94	1.94
Distributions to Shareholders:
Net investment income	(0.09)		(0.13)	(0.09)	(0.14)	(0.15)	(0.10)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	(0.39)	—	—
Total Distributions to Shareholders	(0.31)		(1.89)	(3.30)	(0.53)	(0.15)	(0.10)
Net Asset Value, End of Period	$19.32		$17.75	$20.54	$22.79	$20.89	$16.10
Total Return (b)	10.64	%(c)	(4.55)%	4.57%	11.77%	30.82%	13.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$65,076		$69,751	$89,949	$107,486	$125,974	$111,727
Ratio of net expenses to average net assets (d)	1.35%		1.36%	1.38%	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (d)	0.52%		0.77%	0.38%	0.66%	0.77%	0.61%
Portfolio turnover (b) (e)	26%		74%	74%	70%	89%	87%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class R6 Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.98		$20.77	$23.01	$21.45
Investment Activities:
Net investment income	0.10	(b)	0.26 (b)	0.19	0.19
Net realized and unrealized gains (losses) on investments	1.86		(1.05)	0.99	1.58
Total from Investment Activities	1.96		(0.79)	1.18	1.77
Distributions to Shareholders:
Net investment income	(0.14)		(0.24)	(0.21)	(0.21)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	—
Total Distributions to Shareholders	(0.36)		(2.00)	(3.42)	(0.21)
Net Asset Value, End of Period	$19.58		$17.98	$20.77	$23.01
Total Return (c)	10.97	%(d)	(3.93)%	5.19%	8.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,102		$2,332	$5,447	$54
Ratio of net expenses to average net assets (e)	0.78%		0.78%	0.78%	0.78%
Ratio of net investment income to average net assets (e)	1.12%		1.40%	0.78%	1.25%
Ratio of gross expenses to average net assets (e) (f)	1.18%		0.92%	2.01%	29.23%
Portfolio turnover (c) (g)	26%		74%	74%	70%

(a)  Class R6 Shares commenced operations on March 3, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund
	Class Y Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.00		$20.79	$23.04	$21.10	$17.66
Investment Activities:
Net investment income	0.10	(b)	0.23 (b)	0.19	0.26	0.16
Net realized and unrealized gains (losses) on investments	1.85		(1.03)	0.97	2.32	3.43
Total from Investment Activities	1.95		(0.80)	1.16	2.58	3.59
Distributions to Shareholders:
Net investment income	(0.13)		(0.23)	(0.20)	(0.25)	(0.15)
Net realized gains from investments	(0.22)		(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(0.35)		(1.99)	(3.41)	(0.64)	(0.15)
Net Asset Value, End of Period	$19.60		$18.00	$20.79	$23.04	$21.10
Total Return (c)	10.92	%(d)	(4.01)%	5.06%	12.39%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,446		$11,907	$18,526	$23,001	$25,233
Ratio of net expenses to average net assets (e)	0.86%		0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets (e)	1.02%		1.27%	0.90%	1.17%	1.06%
Ratio of gross expenses to average net assets (e) (f)	0.97%		0.96%	0.98%	0.95%	1.01%
Portfolio turnover (c) (g)	26%		74%	74%	70%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  During the period ended April 30, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.53%.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Victory Portfolios	Notes to Financial Statements April 30, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The accompanying financial statements are those of the Victory Diversified Stock Fund (the "Fund"), which seeks to provide long-term growth of capital.

The Fund is authorized to issue six classes of shares: Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class R6 Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or

16

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended April 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	Total
Common Stocks	$502,402	$502,402
Total	$502,402	$502,402

There were no transfers between Level 1 and Level 2 as of April 30, 2017.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The

17

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of April 30, 2017, the Fund had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

18

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2017 were as follows for the Fund (in thousands):

Purchases	Sales
$149,541	$336,019

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at a rate of 0.65% of the first $800 million in average daily net assets, 0.60% of the average daily net assets above $800 million to $2.4 billion and 0.55% of the average daily net assets above $2.4 billion of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual

19

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

VCM also served as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement prior to November 7, 2016, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly, SunGard Investor Services LLC) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

EJV Financial Services LLC serves as the Trust's Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trust, Victory Portfolios II, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts", pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R and Class C Shares of the Fund.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2017, the Distributor received approximately $4 thousand from commissions earned on sales of Class A Shares and the transfer agent received less than $1 thousand from redemptions of Class C Shares of the Fund.

The Adviser has entered into an expense limitation agreement with the Fund until at least February 28, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2017, the expense limits are as follows:

Class	Expense Limit
Class R6 Shares	0.78%
Class Y Shares	0.86%

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or

20

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of April 30, 2017, the following amounts are available to be repaid to the Adviser. The amount repaid to the Adviser during the six months ended, if any, is reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Expires 10/31/2017	Expires 10/31/2018	Expires 10/31/2019	Expires 10/31/2020	Total
$33,298	$38,000	$22,701	$11,403	$105,402

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2017.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trust, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended April 30, 2017, Citibank earned approximately $74 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended April 30, 2017.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2017.

21

Victory Portfolios	Notes to Financial Statements — continued April 30, 2017

  (Unaudited)

The tax character of distributions paid during the most recent fiscal year ended October 31, 2016 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$20,615	$69,475	$90,090

As of the most recent tax year ended October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$1,368	$7,053	$8,421	$—	$—	$70,222	$78,643

*Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Funds' next taxable year.

**The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended October 31, 2016, the Fund did not utilize any capital loss carryforwards.

At April 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$412,424	$100,072	$(10,094)	$89,978

8.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

22

Victory Portfolios	Supplemental Information April 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 47 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 16 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Victory Portfolios	Supplemental Information — continued April 30, 2017

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

* The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016)
Edward J. Veilleux, 73	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

* On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

** On May 24, 2017, Mr. Sabato resigned his position with the Trust.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Net Expense Ratio During Period 11/1/16-4/30/17
Diversified Stock
Class A Shares	$1,000.00	$1,108.00	$5.54	1.06%
Class C Shares	1,000.00	1,103.20	9.91	1.90
Class I Shares	1,000.00	1,109.00	4.24	0.81
Class R Shares	1,000.00	1,106.40	7.05	1.35
Class R6 Shares	1,000.00	1,109.70	4.08	0.78
Class Y Shares	1,000.00	1,109.20	4.50	0.86

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period 11/1/16-4/30/17*	Annualized Expense Ratio During Period 11/1/16-4/30/17
Diversified Stock
Class A Shares	$1,000.00	$1,019.54	$5.31	1.06%
Class C Shares	1,000.00	1,015.37	9.49	1.90
Class I Shares	1,000.00	1,020.78	4.06	0.81
Class R Shares	1,000.00	1,018.10	6.76	1.35
Class R6 Shares	1,000.00	1,020.93	3.91	0.78
Class Y Shares	1,000.00	1,020.53	4.31	0.86

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Portfolio Holdings

(As a Percentage of Total Investments)

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Victory Portfolios	Supplemental Information — continued April 30, 2017

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The fee payable for the services and whether the fee arrangement provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Fund at a competitive expense level;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to the Adviser by the Fund for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of the Fund. In addition, the Board compared the Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, and management fee with a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by Fuse from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of the Fund's peer group. The Board also reviewed fees and other information related to Victory Capital's management of similarly managed institutional or private accounts, and the differences in the services provided to those other accounts.

The Board reviewed the Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the Fund's performance and the performance of the peer group funds are net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board considered that the Fund's gross annual management fee of 0.724% was higher than the median gross management fee of 0.680% charged to the funds in the Fund's peer group. The Board noted that the

28

Victory Portfolios	Supplemental Information — continued April 30, 2017

  (Unaudited)

breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.09% was lower than the median expense ratio of 1.11% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the peer group and its benchmark index in all of the periods reviewed. The Board discussed with management the performance of the Fund and the longer term plans for the management team.

Having concluded, among other things, that: (1) the Fund's management fee, though higher than that of the peer group median, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Trustees' concerns about the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

29

VF-DSTK-SEMI  (4/17)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)           Not applicable.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)      Not applicable – only for annual reports.

(a)(2)      Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)      Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	June 28, 2017

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 28, 2017